                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                   Certified Shareholder Report of Registered
                         Management Investment Companies

                                    811-7115

                      (Investment Company Act File Number)

                       Federated Total Return Series, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/05
                                    --------

               Date of Reporting Period: Six months ended 5/31/05
                            ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2005

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,			Period Ended
	5/31/2005		2004	2003	2002	11/30/2001	[1]
Net Asset Value, Beginning of Period	$10.79		$10.75	$10.62	$10.68	$10.61
Income From Investment Operations:
Net investment income	0.23		0.46 [2]	0.46	0.59	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.02)		0.05	0.14	(0.02)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.21		0.51	0.60	0.57	0.24
Less Distributions:
Distributions from net investment income	(0.23)		(0.47)	(0.47)	(0.58)	(0.17)
Distributions from net realized gain on investments and foreign currency transactions	--		--	--	(0.05)	--
TOTAL DISTRIBUTIONS	(0.23)		(0.47)	(0.47)	(0.63)	(0.17)
Net Asset Value, End of Period	$10.77		$10.79	$10.75	$10.62	$10.68
Total Return [3]	2.00%		4.81%	5.69%	5.58%	2.29%

Ratios to Average Net Assets:
Expenses	0.90	% [4]	0.93%	0.87%	0.85%	0.85	% [4]
Net investment income	4.23	% [4]	4.24%	4.20%	5.69%	5.82	% [4]
Expense waiver/reimbursement [5]	0.22	% [4]	0.23%	0.21%	0.23%	0.23	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$83,625		$71,788	$94,713	$60,728	$7,302
Portfolio turnover	19%		16%	60%	74%	68%

1 Reflects operations for the period from August 16, 2001 (date of initial public investment) to November 30, 2001.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,			Period Ended
	5/31/2005		2004	2003	2002	11/30/2001	[1]
Net Asset Value, Beginning of Period	$10.79		$10.75	$10.62	$10.68	$10.55
Income From Investment Operations:
Net investment income	0.20		0.40 [2]	0.41	0.54	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.01)		0.05	0.13	(0.02)	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.19		0.45	0.54	0.52	0.31
Less Distributions:
Distributions from net investment income	(0.21)		(0.41)	(0.41)	(0.53)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	--		--	--	(0.05)	--
TOTAL DISTRIBUTIONS	(0.21)		(0.41)	(0.41)	(0.58)	(0.18)
Net Asset Value, End of Period	$10.77		$10.79	$10.75	$10.62	$10.68
Total Return [3]	1.75%		4.29%	5.16%	5.05%	2.90%

Ratios to Average Net Assets:
Expenses	1.41	% [4]	1.42%	1.37%	1.35%	1.35	% [4]
Net investment income	3.70	% [4]	3.75%	3.70%	5.15%	5.13	% [4]
Expense waiver/reimbursement [5]	0.22	% [4]	0.23%	0.21%	0.23%	0.23	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$54,600		$59,784	$71,646	$52,396	$12,877
Portfolio turnover	19%		16%	60%	74%	68%

1 Reflects operations for the period from August 3, 2001 (date of initial public investment) to November 30, 2001.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,			Period Ended
	5/31/2005		2004	2003	2002	11/30/2001	[1]
Net Asset Value, Beginning of Period	$10.79		$10.75	$10.62	$10.68	$10.56
Income From Investment Operations:
Net investment income	0.20		0.41 [2]	0.41	0.54	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.01)		0.04	0.13	(0.02)	0.12
TOTAL FROM INVESTMENT OPERATIONS	0.19		0.45	0.54	0.52	0.30
Less Distributions:
Distributions from net investment income	(0.21)		(0.41)	(0.41)	(0.53)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	--		--	--	(0.05)	--
TOTAL DISTRIBUTIONS	(0.21)		(0.41)	(0.41)	(0.58)	(0.18)
Net Asset Value, End of Period	$10.77		$10.79	$10.75	$10.62	$10.68
Total Return [3]	1.76%		4.30%	5.16%	5.05%	2.82%

Ratios to Average Net Assets:
Expenses	1.38	% [4]	1.40%	1.37%	1.35%	1.35	% [4]
Net investment income	3.72	% [4]	3.78%	3.64%	5.15%	5.07	% [4]
Expense waiver/reimbursement [5]	0.22%		0.23%	0.21%	0.23%	0.23	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$48,211		$544,449	$32,714	$14,287	$3,887
Portfolio turnover	19%		16%	60%	74%	68%

1 Reflects operations for the period from August 2, 2001 (date of initial public investment) to November 30, 2001.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	5/31/2005		11/30/2004	11/30/2003	[1]
Net Asset Value, Beginning of Period	$10.79		$10.75	$10.76
Income From Investment Operations:
Net investment income	0.21		0.44 [2]	0.28
Net realized and unrealized loss on investments and foreign currency transactions	(0.01)		0.04	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.20		0.48	0.26
Less Distributions:
Distributions from net investment income	(0.22)		(0.44)	(0.27)
Net Asset Value, End of Period	$10.77		$10.79	$10.75
Total Return [3]	1.90%		4.56%	2.39%

Ratios to Average Net Assets
Expenses	1.10	% [4]	1.11%	1.10	% [4]
Net investment income	4.01	% [4]	4.09%	4.22	% [4]
Expense waiver/reimbursement [5]	0.22%		0.25%	0.21	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$28,366		$29,171	$13,849
Portfolio turnover	19%		16%	60	% [6]

1 Reflects operations for the period from April 8, 2003 (start of performance) to November 30, 2003.

2 Based on average outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charge (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,020.00	$4.53
Class B Shares	$1,000	$1,017.50	$7.09
Class C Shares	$1,000	$1,017.60	$6.94
Class K Shares	$1,000	$1,019.00	$5.54
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.44	$4.53
Class B Shares	$1,000	$1,017.90	$7.09
Class C Shares	$1,000	$1,018.05	$6.94
Class K Shares	$1,000	$1,019.45	$5.54

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	0.90%
Class B Shares	1.41%
Class C Shares	1.38%
Class K Shares	1.10%

Portfolio of Investments Summary Tables

At May 31, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets [2]		Moody's Long-Term Ratings as Percentage of Total Net Assets [2]
AAA	54.6%	Aaa	55.3%
AA	2.2%	Aa	3.9%
A	10.2%	A	9.6% %
BBB	13.9%	Baa	17.0%
BB	8.3%	Ba	3.2%
B	4.1%	B	4.3%
CCC	0.8%	Caa	1.3%
CC	0.0%	Ca	0.1%
C	0.0%	C	0.0%
D	0.0%	D	0.0%
Not Rated by S&P 3	1.2%	Not Rated by Moody's 3	0.6%
Other Securities [4]	0.0%	Other Securities [4]	0.0%
Securities Lending Collateral [5]	7.8%	Securities Lending Collateral [5]	7.8%
Cash Equivalents [6]	9.9%	Cash Equivalents [6]	9.9%
Other Assets and Liabilities--Net	(13.0)%	Other Assets and Liabilities--Net	(13.0)%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and other assets and liabilities owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category.

4 Other Securities includes warrants that do not qualify for credit ratings from an NRSRO. Represents less than 0.01%.

5 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

6 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

At May 31, 2005, the Fund's portfolio composition 7 was as follows:

Security Type	Percentage of Total Net Assets [2]
Corporate Debt Securities	39.7%
Mortgage-Backed Securities [8]	30.1%
U.S. Treasury and Agency Securities [9]	23.6%
Foreign Government Securities	1.5%
Asset-Backed Securities	0.1%
Municipal Securities	0.1%
Other Security Types [10]	0.2%
Securities Lending Collateral [5]	7.8%
Cash Equivalents [6]	9.9%
Other Assets and Liabilities--Net	(13.0)%
TOTAL	100.0%

7 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

8 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

9 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by GSEs.

10 Other security types consist of as preferred stock and warrants.

Portfolio of Investments

May 31, 2005 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--32.4%
		Basic Industry - Chemicals--0.1%
$1,380,000		Albemarle Corp., Sr. Note, 5.100%, 2/1/2015	$1,367,958
300,000		Sherwin-Williams Co., Sr. Note, 6.850%, 2/1/2007	313,116
		TOTAL	1,681,074
		Basic Industry - Metals & Mining--0.5%
650,000		Alcan, Inc., 5.000%, 6/1/2015	648,446
570,000		Alcan, Inc., 5.750%, 6/1/2035	572,371
2,000,000		BHP Finance (USA), Inc., Unsecd. Note, 6.690%, 3/1/2006	2,048,500
1,000,000		Inco Ltd., 5.700%, 10/15/2015	1,028,705
1,800,000		Newmont Mining Corp., 5.875%, 4/1/2035	1,826,334
1,400,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,487,206
		TOTAL	7,611,562
		Basic Industry - Paper--0.8%
830,000		International Paper Co., 5.500%, 1/15/2014	853,912
2,650,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	3,010,424
380,000		Westvaco Corp., 7.650%, 3/15/2027	450,460
3,000,000		Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027	3,524,430
2,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	2,318,560
1,200,000		Weyerhaeuser Co., Note, 6.750%, 3/15/2012	1,307,676
		TOTAL	11,465,462
		Capital Goods - Aerospace & Defense--0.6%
100,000		Boeing Capital Corp., Sr. Note, Series XI, 4.909%, 11/15/2009	100,495
2,500,000		Boeing Co., Note, 5.125%, 2/15/2013	2,590,250
800,000		Raytheon Co., Deb., 7.200%, 8/15/2027	989,062
1,417,000		Raytheon Co., Note, 6.750%, 8/15/2007	1,492,393
3,200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	3,325,254
		TOTAL	8,497,454
		Capital Goods - Building Materials--0.2%
2,476,000		Masco Corp., Note, 6.750%, 3/15/2006	2,532,304
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Construction Machinery--0.2%
$50,000		Caterpillar, Inc., Deb., 9.375%, 3/15/2021	$73,962
2,500,000		John Deere Capital Corp., Bond, 5.100%, 1/15/2013	2,588,800
100,000		John Deere Capital Corp., Sr. Note, Series D, 3.942%, 12/18/2009	100,099
		TOTAL	2,762,861
		Capital Goods - Diversified Manufacturing--0.7%
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,578,050
2,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.450%, 11/24/2033	2,370,800
200,000		Textron Financial Corp., Note, Series E, 4.672%, 12/1/2007	200,130
2,450,000	[1,2]	Tyco International Group SA, Note, 4.436%, 6/15/2007	2,461,321
1,100,000		Tyco International Group, Company Guarantee, 6.875%, 1/15/2029	1,302,609
1,000,000		Tyco International Group, Note, 5.800%, 8/1/2006	1,020,130
		TOTAL	9,933,040
		Capital Goods - Environmental--0.3%
1,300,000		Waste Management Inc., Sr. Note, 7.125%, 10/1/2007	1,375,374
2,548,000		Waste Management, Inc., Deb., 8.750%, 5/1/2018	2,843,033
		TOTAL	4,218,407
		Communications - Media & Cable--1.3%
3,100,000		Comcast Corp., 6.375%, 1/30/2006	3,151,615
1,750,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	1,775,550
2,480,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	2,634,107
3,000,000		Continental Cablevision, Sr. Note, 8.300%, 5/15/2006	3,121,350
1,710,000	[1,2]	Cox Communications, Inc., 4.625%, 1/15/2010	1,701,462
1,850,000	[1,2]	Cox Communications, Inc., 5.450%, 12/15/2014	1,878,127
3,310,000	[1,2]	Grupo Televisa S.A., 6.625%, 3/18/2025	3,318,970
850,000		Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005	870,391
		TOTAL	18,451,572
		Communications - Media Noncable--1.0%
1,700,000		British Sky Broadcasting Group PLC, 8.200%, 7/15/2009	1,919,677
3,000,000		Clear Channel Communications, Inc., 6.000%, 11/1/2006	3,050,328
2,050,000		New York Times Co., 4.500%, 3/15/2010	2,064,247
1,610,000		New York Times Co., 5.000%, 3/15/2015	1,647,127
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media Noncable--continued
$230,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	$283,110
2,160,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	2,215,058
2,546,000		Univision Communications, Inc., 7.850%, 7/15/2011	2,876,955
		TOTAL	14,056,502
		Communications - Telecom Wireless--2.5%
500,000		AT&T Wireless Services, Inc., 8.750%, 3/1/2031	694,415
1,350,000		AT&T Wireless Services, Inc., Sr. Note, 7.350%, 3/1/2006	1,383,966
1,400,000		BellSouth Corp., 5.200%, 9/15/2014	1,435,000
2,720,000		Citizens Communications Co., 9.000%, 8/15/2031	2,788,000
100,000		Citizens Utilities Co., Deb., 7.600%, 6/1/2006	102,500
1,000,000		Deutsche Telekom International Finance BV, 5.250%, 7/22/2013	1,034,630
100,000		GTE California, Inc., Deb., 6.700%, 9/1/2009	107,827
125,000		GTE California, Inc., Deb., Series G, 5.500%, 1/15/2009	128,636
100,000		GTE North, Inc., Deb., 5.650%, 11/15/2008	103,201
100,000		GTE Northwest, Inc., Deb., Series D, 5.550%, 10/15/2008	102,819
100,000		GTE South, Inc., Deb., 6.000%, 2/15/2008	103,755
600,000		GTE South, Inc., Deb., 6.125%, 6/15/2007	623,178
100,000		GTE South, Inc., Deb., Series MBIA, 6.125%, 6/15/2007	103,863
5,000,000		Sprint Capital Corp., 7.125%, 1/30/2006	5,101,365
3,000,000		Sprint Capital Corp., Company Guarantee, 8.750%, 3/15/2032	4,137,177
1,600,000		SBC Communications, Inc., 5.100%, 9/15/2014	1,625,792
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	210,762
8,410,000		Telecom de Puerto Rico, Note, 6.650%, 5/15/2006	8,598,384
2,220,000		Telefonos de Mexico, Note, 4.500%, 11/19/2008	2,201,063
4,000,000		Verizon Global Funding, Note, 7.250%, 12/1/2010	4,522,640
		TOTAL	35,108,973
		Consumer Cyclical - Automotive--3.7%
1,850,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	1,969,547
50,000		DaimlerChrysler North America Holding Corp., Company Guarantee, Series NOT1, 6.200%, 7/17/2006	50,805
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.750%, 1/15/2008	2,992,380
100,000		Ford Holdings, Inc., Deb., 9.300%, 3/1/2030	97,661
200,000		Ford Motor Co., Deb., 6.500%, 8/1/2018	159,823
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--continued
$200,000		Ford Motor Co., Deb., 8.900%, 1/15/2032	$180,023
600,000		Ford Motor Co., Note, 7.250%, 10/1/2008	586,428
500,000		Ford Motor Credit Co., Note, 6.125%, 1/9/2006	503,162
250,000		Ford Motor Credit Co., Note, 6.200%, 1/23/2008	240,113
12,000,000		Ford Motor Credit Co., Note, 6.500%, 1/25/2007	12,024,108
200,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	193,641
2,500,000		Ford Motor Credit Co., Note, 7.875%, 6/15/2010	2,432,175
400,000		Ford Motor Credit Co., Sr. Note, 5.800%, 1/12/2009	374,830
200,000		Ford Motor Credit Co., Unsecd. Note, 7.375%, 2/1/2011	190,717
1,100,000		General Motors Acceptance Corp., 4.500%, 7/15/2006	1,079,292
5,000,000		General Motors Acceptance Corp., 6.125%, 8/28/2007	4,892,615
1,000,000		General Motors Acceptance Corp., 6.625%, 10/15/2005	1,005,308
2,000,000		General Motors Acceptance Corp., 6.875%, 8/28/2012	1,723,934
1,000,000		General Motors Acceptance Corp., 7.500%, 7/15/2005	1,002,349
400,000		General Motors Acceptance Corp., Bond, 6.150%, 4/5/2007	392,480
200,000		General Motors Acceptance Corp., Deb., 6.000%, 4/1/2011	165,802
9,950,000		General Motors Acceptance Corp., Note, 6.750%, 1/15/2006	10,014,237
2,000,000		General Motors Corp., Note, 7.200%, 1/15/2011	1,721,548
5,500,000		General Motors Corp., Note, 8.375%, 7/15/2033	4,222,762
1,000,000		General Motors Corp., Sr. Note, 6.375%, 5/1/2008	916,655
1,995,000		General Motors Corp., Unsecd. Note, 7.100%, 3/15/2006	1,976,055
		TOTAL	51,108,450
		Consumer Cyclical - Entertainment--0.8%
1,500,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	1,874,790
3,000,000		AOL Time Warner, Inc., Note, 6.875%, 5/1/2012	3,376,470
230,000		International Speedway Corp., 4.200%, 4/15/2009	227,787
1,170,000		International Speedway Corp., 5.400%, 4/15/2014	1,215,429
1,250,000		Time Warner, Inc., Deb., 8.110%, 8/15/2006	1,309,112
2,550,000		Walt Disney Co., Bond, Series B, 6.750%, 3/30/2006	2,607,247
200,000		Walt Disney Co., Sr. Note, 5.620%, 12/1/2008	201,528
		TOTAL	10,812,363
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Retailers--0.2%
$888,142	[1,2]	CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027	$919,427
900,000		Lowe's Cos., Inc., Sr. Note, 6.375%, 12/15/2005	912,357
1,200,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	1,097,400
		TOTAL	2,929,184
		Consumer Cyclical - Services--0.2%
2,100,000		Boston University, 7.625%, 7/15/2097	2,619,019
		Consumer Cyclical - Textile--0.0%
60,000		V.F. Corp., Note, 8.500%, 10/1/2010	69,539
		Consumer Non-Cyclical Food/Beverage--0.7%
850,000		Diageo Finance BV, Unsecd. Note, 3.000%, 12/15/2006	838,414
100,000		General Foods Co., Deb., 7.00%, 6/15/2011	100,270
1,200,000		General Mills, Inc., Unsecd. Note, 2.625%, 10/24/2006	1,179,300
3,500,000		Kellogg Co., 7.450%, 4/1/2031	4,559,450
2,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	2,108,760
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	204,922
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	273,638
		TOTAL	9,264,754
		Consumer Non-Cyclical Healthcare--0.3%
1,000,000		Baxter International, Inc., Note, 7.125%, 2/1/2007	1,047,100
800,000		Boston Scientific Corp., 5.450%, 6/15/2014	843,672
1,500,000		UnitedHealth Group, Inc., 7.500%, 11/15/2005	1,525,125
		TOTAL	3,415,897
		Consumer Non-Cyclical Pharmaceuticals--0.4%
400,000		Lilly (Eli) & Co., Unsecd. Note, 6.570%, 1/1/2016	462,688
50,000		Merck & Co., Inc., Note, 5.250%, 7/1/2006	50,819
100,000		Merck & Co., Inc., Sr. Deb., 6.400%, 3/1/2028	114,498
215,000,000		Pfizer, Inc., Bond, Series INTL, 0.800%, 3/18/2008	2,006,510
670,000		Pharmacia Corp., Sr. Deb., 6.500%, 12/1/2018	779,558
1,400,000		Wyeth, Unsecd. Note, 5.500%, 2/1/2014	1,466,388
		TOTAL	4,880,461
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Tobacco--0.3%
$885,000		Altria Group, Inc., 5.625%, 11/4/2008	$915,780
2,500,000		Altria Group, Inc., Sr. Note, 7.200%, 2/1/2007	2,613,350
900,000		Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006	912,690
		TOTAL	4,441,820
		Energy - Independent--0.4%
750,000		Anadarko Petroleum Corp., Unsecd. Note, 7.000%, 10/15/2006	780,607
1,940,000		Canadian Natural Resources Ltd., 4.900%, 12/1/2014	1,934,025
100,000		Enron Oil & Gas Co., Note, 6.000%, 12/15/2008	105,967
1,000,000		Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006	1,030,680
150,000		Questar Corp., Sr. Note, Series MTNA, 6.000%, 10/6/2008	158,037
1,911,300	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	1,856,102
		TOTAL	5,865,418
		Energy - Integrated--1.6%
100,000		BP PLC, Deb., 8.750%, 3/1/2032	152,355
50,000		ChevronTexaco Corp., 5.70%, 12/1/2008	50,581
4,150,000		Conoco, Inc., 7.250%, 10/15/2031	5,315,735
5,670,000		Husky Oil Ltd., Company Guarantee, 8.900%, 8/15/2028	6,272,602
4,118,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	4,946,995
3,100,000		Petro-Canada, Bond, 5.350%, 7/15/2033	3,046,246
1,350,000		Petro-Canada, Note, 5.000%, 11/15/2014	1,371,168
1,200,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	1,249,716
		TOTAL	22,405,398
		Energy - Refining--0.4%
2,725,000		Valero Energy Corp., 7.500%, 4/15/2032	3,264,716
1,830,000		Valero Energy Corp., Note, 4.750%, 4/1/2014	1,767,756
		TOTAL	5,032,472
		Financial Institution - Banking--5.1%
1,000,000		ABN AMRO Bank NV, Chicago, Sub., 7.550%, 6/28/2006	1,037,830
3,100,000		Astoria Financial Corp., Note, 5.750%, 10/15/2012	3,271,352
50,000		BankBoston N.A., Sub. Note, 6.500%, 12/19/2007	52,709
366,000		Chase Manhattan Corp., 7.250%, 6/1/2007	388,125
250,000		Chase Manhattan Corp., Sub. Deb., 7.875%, 7/15/2006	260,957
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$775,000		Citicorp, Sub. Note, 7.000%, 7/1/2007	$820,640
1,500,000		Citicorp, Sub. Note, 7.125%, 9/1/2005	1,513,740
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	105,983
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,615,449
2,000,000		Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014	2,064,900
150,000		Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	163,660
1,000,000		Credit Suisse First Boston USA, Inc., Unsecd. Note, 5.500%, 8/15/2013	1,055,110
400,000		Donaldson, Lufkin and Jenrette, Inc., Note, 6.875%, 11/1/2005	405,176
100,000		Donaldson, Lufkin and Jenrette, Inc., Note, Series MTN, 6.900%, 10/1/2007	106,244
100,000		Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.500%, 6/1/2008	106,722
4,460,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	4,504,533
2,800,000		HSBC Finance Corp., 4.750%, 4/15/2010	2,834,244
4,000,000		Household Finance Corp., 7.000%, 5/15/2012	4,548,880
500,000		Household Finance Corp., Note, 7.250%, 5/15/2006	515,455
100,000		Household Finance Corp., Sr. Note, Series NOT1, 5.750%, 5/15/2007	103,311
100,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.500%, 1/15/2007	102,428
75,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.600%, 7/15/2005	75,184
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.750%, 9/15/2007	51,854
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.400%, 9/15/2009	54,065
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.700%, 9/15/2009	163,938
300,000		Household Finance Corp., Sr. Unsecd. Note, 7.200%, 7/15/2006	311,025
500,000		Household Finance Corp., Unsecd. Note, 5.750%, 1/30/2007	513,505
1,000,000		Hudson United Bancorp, 7.000%, 5/15/2012	1,121,083
2,500,000		J.P. Morgan Chase & Co., 5.750%, 1/2/2013	2,689,950
500,000		J.P. Morgan Chase & Co., Note, 7.600%, 5/1/2007	532,775
25,000		J.P. Morgan Chase & Co., Sub. Note, 6.125%, 10/15/2008	26,669
100,000		JPM Capital Trust I, Company Guarantee, 7.540%, 1/15/2027	107,420
300,000,000		KFW International Finance, 1.750%, 3/23/2010	2,947,068
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.400%, 3/15/2010	2,710,665
275,000		Mellon Bank N.A., Pittsburgh, Sub. Note, 6.500%, 8/1/2005	276,284
1,000,000		Mercantile Bancorporation, Inc., Sub. Note, 7.300%, 6/15/2007	1,065,330
2,000,000		Northern Trust Corp., 4.600%, 2/1/2013	2,017,620
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$320,000,000		OEK Oest. Kontrollbank, Gilt, 1.800%, 3/22/2010	$3,150,025
3,000,000		PNC Funding Corp., Sub. Note, 7.500%, 11/1/2009	3,384,900
1,433,333	[1,2]	Regional Diversified Funding, 9.250%, 3/15/2030	1,758,370
1,700,000		Regions Financial Corp., 4.375%, 12/1/2010	1,701,649
500,000		SouthTrust Bank, Sub. Note, 7.000%, 11/15/2008	552,525
300,000		Standard Federal Bank, N.A., Sub. Note, Series MTN, 7.750%, 7/17/2006	312,231
300,000		Summit Capital Trust I, Bond, 8.400%, 3/15/2027	331,218
470,000	[1,2]	Swedbank, Sub., 7.500%, 11/29/2049	491,431
2,180,000		U.S. Bank, N.A., Sub. Note, 4.950%, 10/30/2014	2,239,034
1,530,000		US Banc Cap I, Company Guarantee, 8.270%, 12/15/2026	1,674,080
1,000,000		Wachovia Bank N.A., 4.800%, 11/1/2014	1,008,910
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,328,704
300,000		Wachovia Corp., Note, 7.550%, 8/18/2005	302,625
4,730,000		Washington Mutual Bank FA, Sub. Note, 6.875%, 6/15/2011	5,292,917
4,000,000		Washington Mutual Finance Corp., Sr. Note, 8.250%, 6/15/2005	4,006,680
2,000,000		Washington Mutual, Inc., Note, 4.000%, 1/15/2009	1,977,040
		TOTAL	70,754,222
		Financial Institution - Brokerage--1.7%
3,010,000		Amvescap PLC, Note, 4.500%, 12/15/2009	2,959,131
30,000		Associates Corp. of North America, Sr. Note, 6.250%, 11/1/2008	31,831
250,000		Bear Stearns Cos., Inc., Sr. Note, 7.000%, 3/1/2007	262,462
500,000		Citigroup Global Markets, Inc., Note, 6.875%, 6/15/2005	500,620
2,645,000	[1,2]	FMR Corp., Bond, 7.570%, 6/15/2029	3,388,562
750,000		Franklin Resources, Inc., 3.700%, 4/15/2008	739,447
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,723,250
1,500,000		Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013	1,546,830
850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	949,331
1,290,000		Lehman Brothers Holdings, Inc., 7.500%, 9/1/2006	1,345,496
100,000		Lehman Brothers Holdings, Inc., Note, 6.625%, 2/5/2006	101,931
400,000		Lehman Brothers Holdings, Inc., Note, 8.250%, 6/15/2007	432,104
1,750,000		Lehman Brothers Holdings, Inc., Note, 8.500%, 8/1/2015	2,289,578
325,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	341,747
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--continued
$2,500,000		Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	$2,676,600
200,000		Merrill Lynch & Co., Inc., Note, Series MLNP, 3.392%, 9/27/2005	200,112
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.050%, 9/29/2010	196,764
250,000		Morgan Stanley Group, Inc., 5.300%, 3/1/2013	258,435
550,000		Morgan Stanley, Unsub., 6.100%, 4/15/2006	560,874
2,250,000		Waddell & Reed Financial, Inc., 7.500%, 1/18/2006	2,299,298
		TOTAL	23,804,403
		Financial Institution - Finance Noncaptive--1.4%
1,760,000	[1,2]	Berkshire Hathaway, Inc., 4.850%, 1/15/2015	1,753,048
50,000		CIT Group, Inc., Note, 7.250%, 8/15/2005	50,370
150,000		CIT Group, Inc., Note, 7.625%, 8/16/2005	151,260
115,000		CIT Group, Inc., Sr. Note, 5.750%, 9/25/2007	118,963
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 4.650%, 2/15/2008	50,608
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.050%, 5/15/2013	50,424
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.200%, 2/15/2013	75,395
3,850,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	4,122,761
50,000		General Electric Capital Corp., 5.350%, 3/30/2006	50,675
230,000		General Electric Capital Corp., Note, Series A, 3.367%, 6/11/2008	230,173
240,000		General Electric Capital Corp., Note, Series A, 3.372%, 5/30/2008	237,360
150,000		General Electric Capital Corp., Note, Series A, 3.559%, 2/20/2009	150,347
125,000,000		General Electric Capital Corp., Sr. Unsub., 0.100%, 12/20/2005	1,151,648
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.250%, 4/15/2013	965,800
150,000		International Lease Finance Corp., Note, Series M, 5.800%, 8/15/2007	154,005
6,000,000		MBNA America Bank, N.A., Sr. Note, Series BKNT, 6.500%, 6/20/2006	6,144,660
3,340,000		SLM Corp., Floating Rate Note, 3.957%, 12/15/2014	3,281,550
743,000		Susa Partnership LP, Deb., 7.500%, 12/1/2027	948,618
		TOTAL	19,687,665
		Financial Institution - Insurance - Life--0.8%
3,600,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	4,894,020
75,000		CIGNA Corp., Note, 7.400%, 5/15/2007	79,196
850,000		Delphi Financial Group, Inc., 9.310%, 3/25/2027	932,875
100,000		John Hancock Life Insurance Co., Sr. Unsub., Series SIGN, 3.000%, 10/15/2011	99,799
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Life--continued
$360,000	[1,2]	Life Re Capital Trust I, Company Guarantee, 8.720%, 6/15/2027	$414,864
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.600%, 9/15/2033	3,511,590
1,000,000	[1,2]	Reinsurance Group of America, Sr. Note, 7.250%, 4/1/2006	1,025,120
		TOTAL	10,957,464
		Financial Institution - Insurance - P&C--0.5%
6,000,000	[1,2]	MBIA Global Funding LLC, 2.875%, 11/30/2006	5,884,380
1,000,000	[1,2]	Oil Insurance Ltd., Sub. Deb., 5.150%, 8/15/2033	1,016,820
250,000		USF&G Corp., Company Guarantee, 8.470%, 1/10/2027	275,654
		TOTAL	7,176,854
		Foreign-Local-Government--0.4%
900,000		Ontario, Province of, 4.375%, 2/15/2013	913,617
290,000,000		Ontario, Province of, Note, Series EMTN, 1.875%, 1/25/2010	2,855,913
1,000,000		Quebec, Province of, 5.500%, 4/11/2006	1,015,970
		TOTAL	4,785,500
		Municipal Services--0.1%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	835,956
		Sovereign--0.7%
400,000,000		Inter-American Development Bank, 1.900%, 7/8/2009	3,938,084
3,880,000		KFW-Kredit Wiederaufbau, 2.700%, 3/1/2007	3,801,042
1,500,000		United Mexican States, 6.625%, 3/3/2015	1,644,750
		TOTAL	9,383,876
		State/Provincial--0.1%
1,400,000		New South Wales, State of, Local Govt. Guarantee, 6.500%, 5/1/2006	1,068,816
		Technology--1.2%
4,000,000		Dell Computer Corp., Deb., 7.100%, 4/15/2028	5,011,280
3,000,000		Deluxe Corp., 3.500%, 10/1/2007	2,927,850
400,000		First Data Corp., MTN, Series MTND, 6.375%, 12/15/2007	422,536
500,000		Hewlett-Packard Co., Note, 5.750%, 12/15/2006	513,080
2,500,000		Hewlett-Packard Co., Note, 6.500%, 7/1/2012	2,771,075
500,000		IBM Corp., 4.875%, 10/1/2006	506,755
1,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,541,207
100,000		Texas Instruments, Inc., Note, 8.750%, 4/1/2007	107,770
2,750,000		Unisys Corp., 8.125%, 6/1/2006	2,832,500
		TOTAL	16,634,053
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Airlines--0.3%
$1,170,392		Northwest Airlines Corp., 7.935%, 4/1/2019	$1,281,579
647,444		Northwest Airlines Corp., Equipment Trust, 8.072%, 10/1/2019	705,747
1,800,000		Southwest Airlines Co., 6.500%, 3/1/2012	1,955,538
		TOTAL	3,942,864
		Transportation - Railroads--0.6%
1,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,748,667
2,030,000		Burlington Northern, Inc., Mtg. Bond, 9.250%, 10/1/2006	2,165,178
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,327,689
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,562,652
		TOTAL	7,804,186
		Transportation - Services--0.1%
650,000		Hertz Corp., 8.250%, 6/1/2005	650,397
550,000		Hertz Corp., Note, 7.625%, 8/15/2007	575,591
500,000		Hertz Corp., Sr. Note, 6.375%, 10/15/2005	502,308
		TOTAL	1,728,296
		Utility - Electric--2.1%
800,000		Alabama Power Co., 2.800%, 12/1/2006	786,296
2,500,000		Alabama Power Co., 5.700%, 2/15/2033	2,731,175
1,000,000		Alabama Power Co., Sr. Note, Series L, 7.125%, 10/1/2007	1,068,740
1,256,000		American Electric Power Co., Inc., Note, 6.125%, 5/15/2006	1,282,514
250,000		Enersis S.A., Note, 7.400%, 12/1/2016	264,366
1,000,000		FirstEnergy Corp., 5.500%, 11/15/2006	1,018,459
2,450,000		FirstEnergy Corp., 7.375%, 11/15/2031	2,979,247
100,000		Kansas Gas and Electric Co., 1st Mtg. Bond, Series AMBC, 6.500%, 8/1/2005	100,260
1,730,000		MidAmerican Energy Co., 4.650%, 10/1/2014	1,723,305
600,000		MidAmerican Energy Co., Note, Series MTN, 6.375%, 6/15/2006	614,838
2,050,000		Oncor, Inc., Deb., 7.000%, 9/1/2022	2,359,081
3,000,000		PSEG Power LLC, Company Guarantee, 7.750%, 4/15/2011	3,464,820
710,000		Pacific Gas & Electric Co., 6.050%, 3/1/2034	785,381
3,050,000		Pacific Gas & Electric Co., Unsecd. Note, 4.200%, 3/1/2011	3,021,361
300,000		Potomac Electric Power Co., 1st Mtg. Bond, 6.250%, 10/15/2007	314,055
1,000,000		Progress Energy Carolinas, Inc., 1st Mtg. Bond, 6.800%, 8/15/2007	1,054,520
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$1,050,000		Public Service Electric & Gas Co., 1st Ref. Mtg., Series UU, 6.750%, 3/1/2006	$1,071,851
2,000,000		Public Service Electric & Gas Co., 4.000%, 11/1/2008	1,988,360
1,150,000		Scottish Power PLC, 4.910%, 3/15/2010	1,162,317
850,000		Wisconsin Power & Light Co., Note, 7.000%, 6/15/2007	896,002
		TOTAL	28,686,948
		Utility - Natural Gas Distributor--0.0%
200,000		Michigan Consolidated Gas, 1st Mtg. Bond, Series C, 7.210%, 5/1/2007	211,964
		Utility - Natural Gas Pipelines--0.1%
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	1,656,715
		TOTAL CORPORATE BONDS (IDENTIFIED COST $436,879,568)	448,283,768
		ADJUSTABLE RATE MORTGAGES--0.0%
		Federal National Mortgage Association--0.0%
88,721		FNMA ARM 681769 1/01/2033	89,116
		Government National Mortgage Association--0.0%
8,713		GNMA2 ARM 80201, 30 Year, 5/20/2028	8,818
4,728		GNMA2 ARM 8717, 10/20/2025	4,793
		TOTAL	13,611
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $105,459)	102,727
		ASSET-BACKED SECURITIES--0.1%
		Credit Card--0.1%
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.700%, 10/15/2009	1,522,785
		Home Equity Loan--0.0%
158,568	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.260%, 2/15/2029	160,153
		Rate Reduction Bond--0.0%
212,478		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Class A7, 6.420%, 9/25/2008	216,398
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,866,778)	1,899,336
		COMMON STOCKS & WARANTS--0.0%
		Warrants--0.0%
4,750		Arcadia Financial Ltd., Warrants	0
189		Lucent Technologies, Inc., Warrants	132
		TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $314)	132
Principal Amount			Value
		GOVERNMENT AGENCIES--8.1%
$715,000		Federal Farm Credit System, 9.200%, 8/22/2005	$724,309
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,487,430
1,000,000		Federal Farm Credit System, Bond, 4.750%, 12/12/2013	1,030,840
1,500,000		Federal Farm Credit System, Bond, 6.030%, 12/29/2010	1,640,310
650,000		Federal Farm Credit System, Note, Series MTN, 6.380%, 11/27/2006	675,162
1,000,000		Federal Farm Credit System, Note, Series MTN, 6.820%, 3/16/2009	1,099,260
2,000,000		Federal Home Loan Bank System, Bond, 2.500%, 4/4/2014	1,997,840
1,500,000		Federal Home Loan Bank System, Bond, 2.500%, 6/18/2007	1,456,740
1,000,000		Federal Home Loan Bank System, Bond, 3.750%, 8/15/2008	995,850
100,000		Federal Home Loan Bank System, Bond, 4.000%, 12/19/2011	96,694
200,000		Federal Home Loan Bank System, Bond, 4.220%, 7/30/2010	197,530
150,000		Federal Home Loan Bank System, Bond, 5.000%, 4/15/2014	149,069
200,000		Federal Home Loan Bank System, Bond, 5.125%, 8/13/2013	199,814
1,000,000		Federal Home Loan Bank System, Bond, 5.170%, 2/25/2014	999,870
100,000		Federal Home Loan Bank System, Bond, 6.000%, 6/30/2014	100,301
100,000		Federal Home Loan Bank System, Bond, 6.040%, 2/4/2008	105,519
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	162,151
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.500%, 11/15/2012	457,637
400,000		Federal Home Loan Bank System, Bond, Series 5V08, 3.590%, 12/30/2008	400,172
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.000%, 6/22/2009	148,748
60,000		Federal Home Loan Bank System, Bond, Series AL09, 5.520%, 1/20/2009	63,178
200,000		Federal Home Loan Bank System, Bond, Series EP10, 8.020%, 6/1/2010	200,026
1,000,000		Federal Home Loan Bank System, Bond, Series FI11, 6.250%, 3/1/2011	1,017,740
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	210,632
100,000		Federal Home Loan Bank System, Bond, Series MC08, 5.015%, 10/8/2008	103,344
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	104,934
1,500,000		Federal Home Loan Bank System, Bond, Series PR08, 3.17%, 10/2/2008	1,464,255
200,000		Federal Home Loan Bank System, Bond, Series PR18, 5.200%, 6/4/2018	197,002
350,000		Federal Home Loan Bank System, Bond, Series PS06, 4.450%, 11/27/2006	353,850
200,000		Federal Home Loan Bank System, Bond, Series WL10, 4.000%, 6/4/2010	196,040
535,000		Federal Home Loan Bank System, Series NV09, 6.500%, 11/13/2009	588,259
200,000		Federal Home Loan Mortgage Corp., Bond, 4.000%, 3/26/2015	198,326
6,000,000		Federal Home Loan Mortgage Corp., Note, 2.125%, 11/15/2005	5,964,240
200,000		Federal Home Loan Mortgage Corp., Note, 4.000%, 12/30/2013	190,070
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$200,000		Federal Home Loan Mortgage Corp., Note, 4.100%, 10/19/2009	$198,164
100,000		Federal Home Loan Mortgage Corp., Note, 4.350%, 11/21/2006	100,946
50,000		Federal Home Loan Mortgage Corp., Note, 4.750%, 12/16/2010	50,019
600,000		Federal Home Loan Mortgage Corp., Note, 5.500%, 7/15/2006	612,384
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 3.500%, 9/15/2007	993,700
100,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.000%, 10/24/2014	99,247
5,000,000		Federal National Mortgage Association, 3.250%, 1/15/2008	4,929,050
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	7,363,142
26,000,000		Federal National Mortgage Association, Note, 2.150%, 7/28/2006	25,574,640
33,250,000		Federal National Mortgage Association, Note, 2.500%, 8/11/2006	32,804,450
1,500,000		Federal National Mortgage Association, Note, 3.250%, 11/15/2007	1,480,470
1,000,000		Federal National Mortgage Association, Note, 4.250%, 7/15/2007	1,009,540
1,250,000		Federal National Mortgage Association, Note, 4.375%, 10/15/2006	1,261,463
600,000		Federal National Mortgage Association, Note, 5.000%, 1/15/2007	611,988
8,000,000		Federal National Mortgage Association, Note, 5.500%, 2/15/2006	8,106,960
1,070,000		Federal National Mortgage Association, Unsecd. Note, 4.000%, 10/28/2009	1,056,935
50,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.330%, 8/1/2013	53,251
1,000,000		Tennessee Valley Authority, Series C, 6.000%, 3/15/2013	1,116,050
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $112,802,006)	112,399,541
		GOVERNMENTS/AGENCIES--2.7%
		Sovereign--2.7%
2,800,000		Austria, Government of, Bond, 5.000%, 1/15/2008	3,680,866
800,000		Bundesrepublic Deutschland, Bond, 3.750%, 7/4/2013	1,031,088
1,700,000		Bundesschatzanweisungen, Note, 2.500%, 3/23/2007	2,105,532
1,100,000		Canada, Government of, 5.000%, 6/1/2014	947,339
2,250,000		Canada, Government of, 5.250%, 6/1/2012	1,955,647
2,800,000		Germany, Government of, 4.750%, 7/4/2028	3,947,733
1,800,000		Germany, Government of, Bond, 4.500%, 8/18/2006	2,277,818
270,000,000		Italy, Government of, 0.650%, 3/20/2009	2,530,589
3,450,000		Italy, Government of, 4.500%, 5/1/2009	4,548,518
398,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	3,914,360
4,500,000		Italy, Government of, Bond, 5.500%, 11/1/2010	6,279,672
Principal Amount			Value
		GOVERNMENTS/AGENCIES--continued
		Sovereign--continued
$3,150,000		Sweden, Government of, Deb., 6.500%, 5/5/2008	$472,410
700,000		United Kingdom, Government of, Bond, 5.000%, 3/7/2008	1,297,665
1,425,000		United Kingdom, Government of, Treasury Bill, 5.000%, 3/7/2012	2,698,123
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $33,479,255)	37,687,360
		U.S. TREASURY--12.8%
		U.S. Treasury Bonds--4.7%
36,900,000	[3]	United States Treasury Bond, 12.750%, 11/15/2010	38,474,154
1,300,000		United States Treasury Bond, 6.250%, 8/15/2023	1,602,458
1,343,000		United States Treasury Bond, 6.000%, 2/15/2026	1,632,376
300,000		United States Treasury Bond, 6.750%, 8/15/2026	396,282
2,200,000	[3]	United States Treasury Bond, 6.500%, 11/15/2026	2,836,614
4,935,000		United States Treasury Bond, 6.125%, 11/15/2027	6,137,117
2,215,000		United States Treasury Bond, 5.250%, 11/15/2028	2,487,379
6,000,000	[3]	United States Treasury Bond, 6.250%, 5/15/2030	7,677,180
3,465,000	[3]	United States Treasury Bond, 5.375%, 2/15/2031	4,013,440
		TOTAL	65,257,000
		U.S. Treasury Notes--8.1%
56,676,480		United States Treasury Inflation Protected Note, Series A-2015, 1.625%, 1/15/2015	56,747,326
1,000,000		United States Treasury Note, 6.500%, 8/15/2005	1,007,230
4,000,000	[3]	United States Treasury Note, 5.875%, 11/15/2005	4,048,280
41,000,000	[3]	United States Treasury Note, 3.500%, 2/15/2010	40,564,170
5,000,000	[3]	United States Treasury Note, 4.250%, 8/15/2014	5,094,550
5,250,000	[3]	United States Treasury Note, 4.000%, 2/15/2015	5,238,503
		TOTAL	112,700,059
		TOTAL U.S. TREASURY (IDENTIFIED COST $176,430,173)	177,957,059
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal National Mortgage Association--0.0%
$56,419		Federal National Mortgage Association, Pool 390900, 7.500%, 6/1/2012	$59,500
		Government National Mortgage Association--0.1%
91,384		Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	98,913
5,799		Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	6,277
		Government National Mortgage Association--continued
21,406		Government National Mortgage Association, Pool 433329, 7.500%, 12/15/2026	23,143
2,647		Government National Mortgage Association, Pool 433505, 7.500%, 4/15/2027	2,862
8,314		Government National Mortgage Association, Pool 444274, 7.500%, 1/15/2027	8,989
1,377		Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	1,504
505,115		Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	531,969
17,219		Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	18,359
29,388		Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	30,951
5,598		Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	5,889
645,044		Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	635,721
232,024		Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	247,967
		TOTAL	1,612,544
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,588,942)	1,672,044
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.7%
		Federal Home Loan Mortgage Corp.--0.0%
$400,084		Federal Home Loan Mortgage Corp. REMIC 1602 PH, 6.00%, 4/15/2023	$406,949
		Federal National Mortgage Association--0.0%
56,765		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	62,650
20,773		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	23,226
		TOTAL	85,876
		Non-Agency Mortgage--0.0%
19,970	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.3605%, 1/28/2027	15,745
		Structured Product (ABS)--0.7%
9,204,240		Morgan Stanley Capital, Inc. 2004-T13, Class A1, 2.85%, 9/13/2045	8,957,304
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $9,731,983)	9,465,874
		PREFERRED STOCK--0.1%
		Financial Institution - Banking--0.1%
21,000		Citigroup, Inc., Cumulative Pfd., Series F, 6.365%, $3.18, Annual Dividend (IDENTIFIED COST $1,003,086)	1,107,750
		MUNICIPAL BOND--0.1%
		Consumer Cyclical - Services--0.1%
725,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007 (IDENTIFIED COST $752,705)	780,122
		MUTUAL FUNDS--38.7% [4]
1,972,002		Emerging Markets Fixed Income Core Fund	33,360,928
40,352,170		Federated Mortgage Core Portfolio	409,171,005
13,959,950		High Yield Bond Portfolio	94,090,066
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $528,182,414)	536,621,999
Principal Amount			Value
		REPURCHASE AGREEMENTS--11.6%
$51,294,000		Interest in $3,070,000,000 joint repurchased agreement with Barclays Capital, Inc., 3.08%, dated 5/31/2005 to be repurchased at $51,298,388 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/5/2008, collateral market value $3,131,400,678	$51,294,000
50,000,000		Interest in $1,290,000,000 joint repurchased agreement with BNP Paribas Securities Corp., 3.080%, dated 5/31/2005 to be repurchased at $50,004,278 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2035, collateral market value $1,321,559,572 (held as collateral for securities lending)	50,000,000
58,532,000		Interest in $1,000,000,000 joint repurchased agreement with Goldman Sachs and Co., 3.080%, dated 5/31/2005 to be repurchased at $58,537,008 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2035, collateral market value $1,029,693,799 (held as collateral for securities lending)	58,532,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	159,826,000
		TOTAL INVESTMENTS--107.4% (IDENTIFIED COST $1,462,648,683) [5]	1,487,803,712
		OTHER ASSETS AND LIABILITIES - NET--(7.4)%	(102,265,128)
		TOTAL NET ASSETS--100%	$1,385,538,584

1 Denotes a restricted security, including securities purchased under the Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2005, these securities amounted to $36,011,964 which represents 2.6% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At May 31, 2005, these securities amounted to $35,996,219 which represents 2.6% of total net assets.

3 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

4 Affiliated company.

5 The cost of investments for federal tax purposes amounts to $1,462,886,007.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
MTN	--Medium Term Note
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005 (unaudited)

Assets:
Investments in repurchase agreements	$159,826,000
Investments in securities including $536,621,999 of investments in affiliated issuers (Note 5) and $105,281,907 of securities loaned	1,327,977,712
Total investments in securities, at value (identified cost $1,462,648,683)		$1,487,803,712
Cash		5,522
Cash denominated in foreign currency (identified cost $796,303)		774,423
Income receivable		9,921,897
Receivable for shares sold		1,458,447
TOTAL ASSETS		1,499,964,001
Liabilities:
Payable for shares redeemed	2,655,324
Income distribution payable	2,680,272
Payable for collateral due to broker	108,532,000
Payable for distribution services fee (Note 5)	121,362
Payable for shareholder services fee (Note 5)	166,605
Accrued expenses	269,854
TOTAL LIABILITIES		114,425,417
Net assets for 128,612,111 shares outstanding		$1,385,538,584
Net Assets Consist of:
Paid-in capital		$1,358,948,778
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		25,114,713
Accumulated net realized loss on investments and foreign currency transactions		(809,044)
Undistributed net investment income		2,284,137
TOTAL NET ASSETS		$1,385,538,584

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds per Share
Institutional Shares:
Net asset value per share ($552,949,225 ÷ 51,327,416 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.77
Offering price per share	$10.77
Redemption proceeds per share	$10.77
Institutional Service Shares:
Net asset value per share $617,787,850 ÷ 57,346,297 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.77
Offering price per share	$10.77
Redemption proceeds per share	$10.77
Class A Shares:
Net asset value per share ($83,625,117 ÷ 7,762,006 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.77
Offering price per share (100/95.50 of $10.77) [1]	$11.28
Redemption proceeds per share	$10.77
Class B Shares:
Net asset value per share ($54,599,915 ÷ 5,068,293 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.77
Offering price per share	$10.77
Redemption proceeds per share (94.50/100 of $10.77) [1]	$10.18
Class C Shares:
Net asset value per share ($48,210,905 ÷ 4,475,210 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.77
Offering price per share (100/99.00 of $10.77) [1]	$10.88
Redemption proceeds per share (99.00/100 of $10.77) [1]	$10.66
Class K Shares:
Net asset value per share ($28,365,572 ÷ 2,632,889 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.77
Offering price per share	$10.77
Redemption proceeds per share	$10.77

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2005 (unaudited)

Investment Income:
Dividends (including income received from affiliated issuers of $14,597,777) (Note 5)		$14,631,194
Investment income allocated from affiliated partnership (Note 5)		1,590,597
Interest (including income on securities loaned $117,063)		19,409,467
TOTAL INCOME		35,631,258
Expenses:
Investment adviser fee (Note 5)	$2,785,021
Administrative personnel and services fee (Note 5)	559,558
Custodian fees	39,240
Transfer and dividend disbursing agent fees and expenses - Institutional Shares	143,508
Transfer and dividend disbursing agent fees and expenses - Institutional Service Shares	214,991
Transfer and dividend disbursing agent fees and expenses - Class A Shares	38,664
Transfer and dividend disbursing agent fees and expenses - Class B Shares	30,024
Transfer and dividend disbursing agent fees and expenses - Class C Shares	20,267
Transfer and dividend disbursing agent fees and expenses - Class K Shares	43,022
Directors'/Trustees' fees	6,806
Auditing fees	13,921
Legal fees	5,052
Portfolio accounting fees	109,634
Distribution services fee--Institutional Service Shares (Note 5)	780,705
Distribution services fee--Class A Shares (Note 5)	97,312
Distribution services fee--Class B Shares (Note 5)	213,954
Distribution services fee--Class C Shares (Note 5)	193,158
Distribution services fee--Class K Shares (Note 5)	72,611
Shareholder services fee--Institutional Shares (Note 5)	690,611
Shareholder services fee--Institutional Service Shares (Note 5)	764,963
Shareholder services fee--Class A Shares (Note 5)	94,878
Shareholder services fee--Class B Shares (Note 5)	71,318
Shareholder services fee--Class C Shares (Note 5)	63,853

Statement of Operations - continued

Expenses--continued:
Share registration costs		$55,327
Printing and postage		51,604
Insurance premiums		10,040
Taxes		49,881
Miscellaneous		3,934
Expenses Before Allocation		7,223,857
Expenses allocated from partnership (Note 5)		11,266
TOTAL EXPENSES		7,235,123
Waivers/Reimbursement (Note 5):
Waiver of investment adviser fee	$(1,528,267)
Waiver of administrative personnel and services fee	(29,012)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(16,218)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(70,217)
Waiver of distribution services fee--Institutional Service Shares	(624,564)
Waiver of shareholder services fee--Institutional Shares	(690,611)
TOTAL WAIVERS AND REIMBURSEMENT		(2,958,889)
Net expenses			$4,276,234
Net investment income			31,355,024
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $1,268,172 on sales of investments in affiliated issuers (Note 5))			4,122,223
Net realized gain allocated from partnership			885,171
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(7,094,647)
Net realized and unrealized loss on investments and foreign currency transactions			(2,087,253)
Change in net assets resulting from operations			$29,267,771

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2005	Year Ended 11/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$31,355,024	$57,118,894
Net realized gain on investments including allocation from partnership and foreign currency transactions	5,007,394	6,056,908
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(7,094,647)	(2,064,689)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,267,771	61,111,113
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(13,555,616)	(25,574,037)
Institutional Service Shares	(14,409,019)	(23,546,457)
Class A Shares	(1,688,860)	(2,927,566)
Class B Shares	(1,101,469)	(2,490,457)
Class C Shares	(1,002,486)	(2,200,422)
Class K Shares	(603,490)	(999,361)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,360,940)	(57,738,300)
Share Transactions:
Proceeds from sale of shares	276,759,886	520,502,434
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	--	79,497,244
Proceeds from shares issued in connection with the tax-free transfer of assets from BankNorth Intermediate Bond Fund	--	89,783,777
Proceeds from shares issued in connection with the taxable transfer of assets from UB Fixed Income Common Trust Fund	--	10,309,028
Net asset value of shares issued to shareholders in payment of distributions declared	14,962,828	26,973,070
Cost of shares redeemed	(275,226,430)	(523,189,369)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,496,284	203,876,184
Change in net assets	13,403,115	207,248,997
Net Assets:
Beginning of period	1,372,135,469	1,164,886,472
End of period (including undistributed net investment income of $2,284,137 and $3,290,053, respectively)	$1,385,538,584	$1,372,135,469

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares, and Class K Shares. The financial highlights of Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide total return.

On December 12, 2003, the Fund received a tax-free transfer of assets from the Federated Managed Income Portfolio, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Federated Managed Income Portfolio Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Asset Received	[1]
Institutional Service Shares	4,805,900	$51,951,780	$2,097,055
Class C Shares	2,638,830	$28,525,756	$ 298,971

1 Unrealized appreciation is included in the Tax-Free Transfer of Federated Managed Income Portfolio Net Assets Received amount shown above.

Net Assets of Fund Prior to Combination	Net Assets of Federated Managed Income Portfolio Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,167,525,735	$80,477,536	$1,248,003,271

On August 27, 2004, the Fund received a tax-free transfer of assets from the BankNorth Intermediate Bond Fund, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of BankNorth Intermediate Bond Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received	[1]
Institutional Service Shares	8,336,469	$89,783,777	$1,699,081
Net Assets of Fund Prior to Combination	Net Assets of BankNorth Intermediate Bond Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,225,288,563	$89,783,777	$1,315,072,340

1 Unrealized appreciation is included in the Tax-Free Transfer of BankNorth Intermediate Bond Fund Net Assets Received amount shown above.

On October 25, 2004, the Fund received a taxable transfer of assets from the UB Fixed Income Common Trust Fund, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of UB Fixed Income Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received	[1]
Institutional Service Shares	948,393	$10,309,028	$222,256

1 Unrealized appreciation is included in the Tax-Free Transfer of UB Fixed Income Common Trust Fund Net Assets Received amount shown above.

Net Assets of Fund Prior to Combination	Net Assets of UB Fixed Income Common Trust Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,351,842,168	$10,309,028	$1,362,151,196

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the fund by calling 1-800-341-7400.

The Fund may also invest in Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the Portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and service fees. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2005, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at May 31, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.37%, 1/28/2027	2/4/1998	$18,066

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$105,281,907	$108,532,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	11,744,874	$126,577,587	22,327,061	$240,488,052
Shares issued to shareholders in payment of distributions declared	314,444	3,388,576	589,235	6,353,940
Shares redeemed	(10,040,349)	(107,939,566)	(20,977,196)	(225,869,104)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,018,969	$22,026,597	1,939,100	$20,972,888

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,216,540	$110,116,787	18,348,308	$170,716,700
Shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	--	--	4,805,900	51,951,780
Shares issued in connection with the tax-free transfer of assets from BankNorth Intermediate Bond Fund	--	--	8,336,469	89,783,777
Shares issued in connection with the tax-free transfer of assets from UB Fixed Income Fund	--	--	948,393	10,309,028
Shares issued to shareholders in payment of distributions declared	759,064	8,180,530	1,298,051	13,997,065
Shares redeemed	(11,508,630)	(123,868,318)	(17,018,746)	(183,439,464)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICES SHARE TRANSACTIONS	(533,026)	$(5,571,001)	16,718,375	$153,318,886

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,503,665	$26,959,635	3,338,907	$35,886,272
Shares issued to shareholders in payment of distributions declared	124,277	1,339,142	218,532	2,356,906
Shares redeemed	(1,516,961)	(16,329,317)	(5,715,399)	(61,886,574)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,110,981	$11,969,460	(2,157,960)	$(23,643,396)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	230,914	$2,489,378	695,424	$7,412,473
Shares issued to shareholders in payment of distributions declared	74,430	802,349	168,424	1,816,390
Shares redeemed	(775,928)	(8,357,397)	(1,988,786)	(21,446,125)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(470,584)	$(5,065,670)	(1,124,938)	$(12,217,262)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	399,793	$4,310,871	1,287,267	$42,324,348
Shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	--	--	2,638,830	28,525,756
Shares issued to shareholders in payment of distributions declared	60,209	649,061	134,664	1,451,961
Shares redeemed	(1,029,339)	(11,086,510)	(2,058,890)	(22,192,293)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(569,337)	$(6,126,578)	2,001,871	$50,109,772

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	585,279	$6,305,628	2,099,848	$22,694,297
Shares issued to shareholders in payment of distributions declared	55,964	603,170	92,518	996,808
Shares redeemed	(710,858)	(7,645,322)	(777,789)	(8,355,809)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(69,615)	$(736,524)	1,414,577	$15,335,296
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,487,388	$16,496,284	18,791,025	$203,876,184

4. FEDERAL TAX INFORMATION

At May 31, 2005, the cost of investments for federal tax purposes was $1,462,886,007. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $24,917,705. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,098,447 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,180,742.

At November 30, 2004, the Fund had a capital loss carryforward of $3,891,064 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follow:

2009	$355,569
2010	$3,535,495

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below.

Emerging Markets Fixed Income Core Fund	$1,590,597
Federated Mortgage Core Portfolio	$10,300,161
High-Yield Bond Portfolio	$4,297,467
Prime Value Obligations Fund	$149

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares, and Class K Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSC retained $210,102 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2005, FSC retained $7,173 in sales charges from the sale of Class A Shares. FSC also retained $280 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSSC retained $85,541 of fees paid by the Fund.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2005 were as follows:

Purchases	$152,929,547
Sales	$133,060,296

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTANT

On May 20, 2005, the Fund's Board of Directors (the "Directors"), upon the recommendation of the Audit Committee, appointed Ernst & Young LLP as the Fund's independent registered public accountant. The previous reports issued by Deloitte & Touche LLP (D&T) on the Fund's financial statements for the fiscal years ended November 30, 2003 and November 30, 2004, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended November 30, 2003 and November 30, 2004: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed Ernst & Young LLP (E&Y) as the independent registered public accountant to audit the Fund's financial statements for the fiscal year ending November 30, 2005. During the Fund's fiscal years ended November 30, 2003 and November 30, 2004 and the interim period commencing December 1, 2004 and ending May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q820
Cusip 31428Q812
Cusip 31428Q796
Cusip 31428Q770

28555 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2005

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2005
Net Asset Value, Beginning of Period	$10.79
Income From Investment Operations:
Net investment income	0.26
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.24
Less Distributions:
Distributions from net investment income	(0.26)
Distributions from net realized gain on investments and foreign currency transactions	--
TOTAL DISTRIBUTIONS	(0.26)
Net Asset Value, End of Period	$10.77
Total Return [3]	2.28%

Ratios to Average Net Assets:
Expenses	0.35	% [4]
Net investment income	4.77	% [4]
Expense waiver/reimbursement [5]	0.48	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$552,949
Portfolio turnover	19%

1 The fund has changed its fiscal year end from September 30 to November 30.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,				Period Ended		Year Ended
2004	2003	2002	2001	11/30/2000	[1]	9/30/2000
$10.75	$10.62	$10.68	$10.25	$10.16		$10.18

0.52 [2]	0.52	0.64	0.67	0.12		0.69
0.04	0.13	(0.02)	0.43	0.09		(0.01)
0.56	0.65	0.62	1.10	0.21		0.68

(0.52)	(0.52)	(0.63)	(0.67)	(0.12)		(0.69)
--	--	(0.05)	--	--		(0.01)
(0.52)	(0.52)	(0.68)	(0.67)	(0.12)		(0.70)
$10.79	$10.75	$10.62	$10.68	$10.25		$10.16
5.35%	6.21%	6.10%	10.99%	2.03%		6.96%

0.36%	0.35%	0.35%	0.35%	0.35	% [4]	0.35%
4.82%	4.73%	6.10%	6.32%	6.89	% [4]	6.85%
0.49%	0.46%	0.48%	0.48%	0.50	% [4]	0.48%

$532,223	$509,354	$442,668	$347,242	$233,016		$203,864
16%	60%	74%	68%	9%		49%

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2005
Net Asset Value, Beginning of Period	$10.79
Income From Investment Operations:
Net investment income	0.24
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.23
Less Distributions:
Distributions from net investment income	(0.25)
Distributions from net realized gain on investments and foreign currency transactions	--
TOTAL DISTRIBUTIONS	(0.25)
Net Asset Value, End of Period	$10.77
Total Return [3]	2.13%

Ratios to Average Net Assets:
Expenses	0.65	% [4]
Net investment income	4.47	% [4]
Expense waiver/reimbursement [5]	0.45	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$617,788
Portfolio turnover	19%

1 The fund has changed its fiscal year end from September 30 to November 30.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,				Period Ended		Year Ended
2004	2003	2002	2001	11/30/2000	[1]	9/30/2000
$10.75	$10.62	$10.68	$10.25	$10.16		$10.18

0.49 [2]	0.48	0.61	0.64	0.11		0.66
0.04	0.14	(0.02)	0.43	0.09		(0.01)
0.53	0.62	0.59	1.07	0.20		0.65

(0.49)	(0.49)	(0.60)	(0.64)	(0.11)		(0.66)
--	--	(0.05)	--	--		(0.01)
(0.49)	(0.49)	(0.65)	(0.64)	(0.11)		(0.67)
$10.79	$10.75	$10.62	$10.68	$10.25		$10.16
5.03%	5.90%	5.79%	10.66%	1.98%		6.64%

0.66%	0.65%	0.66%	0.65%	0.65	% [4]	0.65%
4.52%	4.41%	5.80%	5.99%	6.58	% [4]	6.64%
0.45%	0.42%	0.43%	0.43%	0.45	% [4]	0.43%

$624,721	$442,611	$253,207	$190,476	$82,682		$75,687
16%	60%	74%	68%	9%		49%

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,022.80	$1.77
Institutional Service Shares	$1,000	$1,021.30	$3.28
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.19	$1.77
Institutional Service Shares	$1,000	$1,021.69	$3.28

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.35%
Institutional Service Shares	0.65%

Portfolio of Investments Summary Tables

At May 31, 2005, the Fund's credit quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets [2]		Moody's Long-Term Ratings as Percentage of Total Net Assets [2]
AAA	54.6%	Aaa	55.3%
AA	2.2%	Aa	3.9%
A	10.2%	A	9.6%
BBB	13.9%	Baa	17.0%
BB	8.3%	Ba	3.2%
B	4.1%	B	4.3%
CCC	0.8%	Caa	1.3%
CC	0.0%	Ca	0.1%
C	0.0%	C	0.0%
D	0.0%	D	0.0%
Not Rated by S&P 3	1.2%	Not Rated by Moody's 3	0.6%
Other Securities [4]	0.0%	Other Securities [4]	0.0%
Securities Lending Collateral [5]	7.8%	Securities Lending Collateral [5]	7.8%
Cash Equivalents [6]	9.9%	Cash Equivalents [6]	9.9%
Other Assets and Liabilities--Net	(13.0)%	Other Assets and Liabilities--Net	(13.0)%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and other assets and liabilities owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category.

4 Other Securities includes warrants that do not qualify for credit ratings from an NRSRO. Represents less than 0.01%.

5 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

6 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

At May 31, 2005, the Fund's portfolio composition 7 was as follows:

Security Type	Percentage of Total Net Assets [2]
Corporate Debt Securities	39.7%
Mortgage-Backed Securities [8]	30.1%
U.S. Treasury and Agency Securities [9]	23.6%
Foreign Government Securities	1.5%
Asset-Backed Securities	0.1%
Municipal Securities	0.1%
Other Security Types [10]	0.2%
Securities Lending Collateral [5]	7.8%
Cash Equivalents [6]	9.9%
Other Assets and Liabilities--Net	(13.0)%
TOTAL	100.0%

7 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

8 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

9 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by GSEs.

10 Other security types consist of as preferred stock and warrants.

Portfolio of Investments

May 31, 2005 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--32.4%
		Basic Industry - Chemicals--0.1%
$1,380,000		Albemarle Corp., Sr. Note, 5.100%, 2/1/2015	$1,367,958
300,000		Sherwin-Williams Co., Sr. Note, 6.850%, 2/1/2007	313,116
		TOTAL	1,681,074
		Basic Industry - Metals & Mining--0.5%
650,000		Alcan, Inc., 5.000%, 6/1/2015	648,446
570,000		Alcan, Inc., 5.750%, 6/1/2035	572,371
2,000,000		BHP Finance (USA), Inc., Unsecd. Note, 6.690%, 3/1/2006	2,048,500
1,000,000		Inco Ltd., 5.700%, 10/15/2015	1,028,705
1,800,000		Newmont Mining Corp., 5.875%, 4/1/2035	1,826,334
1,400,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,487,206
		TOTAL	7,611,562
		Basic Industry - Paper--0.8%
830,000		International Paper Co., 5.500%, 1/15/2014	853,912
2,650,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	3,010,424
380,000		Westvaco Corp., 7.650%, 3/15/2027	450,460
3,000,000		Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027	3,524,430
2,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	2,318,560
1,200,000		Weyerhaeuser Co., Note, 6.750%, 3/15/2012	1,307,676
		TOTAL	11,465,462
		Capital Goods - Aerospace & Defense--0.6%
100,000		Boeing Capital Corp., Sr. Note, Series XI, 4.909%, 11/15/2009	100,495
2,500,000		Boeing Co., Note, 5.125%, 2/15/2013	2,590,250
800,000		Raytheon Co., Deb., 7.200%, 8/15/2027	989,062
1,417,000		Raytheon Co., Note, 6.750%, 8/15/2007	1,492,393
3,200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	3,325,254
		TOTAL	8,497,454
		Capital Goods - Building Materials--0.2%
2,476,000		Masco Corp., Note, 6.750%, 3/15/2006	2,532,304
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Construction Machinery--0.2%
$50,000		Caterpillar, Inc., Deb., 9.375%, 3/15/2021	$73,962
2,500,000		John Deere Capital Corp., Bond, 5.100%, 1/15/2013	2,588,800
100,000		John Deere Capital Corp., Sr. Note, Series D, 3.942%, 12/18/2009	100,099
		TOTAL	2,762,861
		Capital Goods - Diversified Manufacturing--0.7%
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,578,050
2,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.450%, 11/24/2033	2,370,800
200,000		Textron Financial Corp., Note, Series E, 4.672%, 12/1/2007	200,130
2,450,000	[1,2]	Tyco International Group SA, Note, 4.436%, 6/15/2007	2,461,321
1,100,000		Tyco International Group, Company Guarantee, 6.875%, 1/15/2029	1,302,609
1,000,000		Tyco International Group, Note, 5.800%, 8/1/2006	1,020,130
		TOTAL	9,933,040
		Capital Goods - Environmental--0.3%
1,300,000		Waste Management Inc., Sr. Note, 7.125%, 10/1/2007	1,375,374
2,548,000		Waste Management, Inc., Deb., 8.750%, 5/1/2018	2,843,033
		TOTAL	4,218,407
		Communications - Media & Cable--1.3%
3,100,000		Comcast Corp., 6.375%, 1/30/2006	3,151,615
1,750,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	1,775,550
2,480,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	2,634,107
3,000,000		Continental Cablevision, Sr. Note, 8.300%, 5/15/2006	3,121,350
1,710,000	[1,2]	Cox Communications, Inc., 4.625%, 1/15/2010	1,701,462
1,850,000	[1,2]	Cox Communications, Inc., 5.450%, 12/15/2014	1,878,127
3,310,000	[1,2]	Grupo Televisa S.A., 6.625%, 3/18/2025	3,318,970
850,000		Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005	870,391
		TOTAL	18,451,572
		Communications - Media Noncable--1.0%
1,700,000		British Sky Broadcasting Group PLC, 8.200%, 7/15/2009	1,919,677
3,000,000		Clear Channel Communications, Inc., 6.000%, 11/1/2006	3,050,328
2,050,000		New York Times Co., 4.500%, 3/15/2010	2,064,247
1,610,000		New York Times Co., 5.000%, 3/15/2015	1,647,127
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media Noncable--continued
$230,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	$283,110
2,160,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	2,215,058
2,546,000		Univision Communications, Inc., 7.850%, 7/15/2011	2,876,955
		TOTAL	14,056,502
		Communications - Telecom Wireless--2.5%
500,000		AT&T Wireless Services, Inc., 8.750%, 3/1/2031	694,415
1,350,000		AT&T Wireless Services, Inc., Sr. Note, 7.350%, 3/1/2006	1,383,966
1,400,000		BellSouth Corp., 5.200%, 9/15/2014	1,435,000
2,720,000		Citizens Communications Co., 9.000%, 8/15/2031	2,788,000
100,000		Citizens Utilities Co., Deb., 7.600%, 6/1/2006	102,500
1,000,000		Deutsche Telekom International Finance BV, 5.250%, 7/22/2013	1,034,630
100,000		GTE California, Inc., Deb., 6.700%, 9/1/2009	107,827
125,000		GTE California, Inc., Deb., Series G, 5.500%, 1/15/2009	128,636
100,000		GTE North, Inc., Deb., 5.650%, 11/15/2008	103,201
100,000		GTE Northwest, Inc., Deb., Series D, 5.550%, 10/15/2008	102,819
100,000		GTE South, Inc., Deb., 6.000%, 2/15/2008	103,755
600,000		GTE South, Inc., Deb., 6.125%, 6/15/2007	623,178
100,000		GTE South, Inc., Deb., Series MBIA, 6.125%, 6/15/2007	103,863
5,000,000		Sprint Capital Corp., 7.125%, 1/30/2006	5,101,365
3,000,000		Sprint Capital Corp., Company Guarantee, 8.750%, 3/15/2032	4,137,177
1,600,000		SBC Communications, Inc., 5.100%, 9/15/2014	1,625,792
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	210,762
8,410,000		Telecom de Puerto Rico, Note, 6.650%, 5/15/2006	8,598,384
2,220,000		Telefonos de Mexico, Note, 4.500%, 11/19/2008	2,201,063
4,000,000		Verizon Global Funding, Note, 7.250%, 12/1/2010	4,522,640
		TOTAL	35,108,973
		Consumer Cyclical - Automotive--3.7%
1,850,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	1,969,547
50,000		DaimlerChrysler North America Holding Corp., Company Guarantee, Series NOT1, 6.200%, 7/17/2006	50,805
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.750%, 1/15/2008	2,992,380
100,000		Ford Holdings, Inc., Deb., 9.300%, 3/1/2030	97,661
200,000		Ford Motor Co., Deb., 6.500%, 8/1/2018	159,823
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--continued
$200,000		Ford Motor Co., Deb., 8.900%, 1/15/2032	$180,023
600,000		Ford Motor Co., Note, 7.250%, 10/1/2008	586,428
500,000		Ford Motor Credit Co., Note, 6.125%, 1/9/2006	503,162
250,000		Ford Motor Credit Co., Note, 6.200%, 1/23/2008	240,113
12,000,000		Ford Motor Credit Co., Note, 6.500%, 1/25/2007	12,024,108
200,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	193,641
2,500,000		Ford Motor Credit Co., Note, 7.875%, 6/15/2010	2,432,175
400,000		Ford Motor Credit Co., Sr. Note, 5.800%, 1/12/2009	374,830
200,000		Ford Motor Credit Co., Unsecd. Note, 7.375%, 2/1/2011	190,717
1,100,000		General Motors Acceptance Corp., 4.500%, 7/15/2006	1,079,292
5,000,000		General Motors Acceptance Corp., 6.125%, 8/28/2007	4,892,615
1,000,000		General Motors Acceptance Corp., 6.625%, 10/15/2005	1,005,308
2,000,000		General Motors Acceptance Corp., 6.875%, 8/28/2012	1,723,934
1,000,000		General Motors Acceptance Corp., 7.500%, 7/15/2005	1,002,349
400,000		General Motors Acceptance Corp., Bond, 6.150%, 4/5/2007	392,480
200,000		General Motors Acceptance Corp., Deb., 6.000%, 4/1/2011	165,802
9,950,000		General Motors Acceptance Corp., Note, 6.750%, 1/15/2006	10,014,237
2,000,000		General Motors Corp., Note, 7.200%, 1/15/2011	1,721,548
5,500,000		General Motors Corp., Note, 8.375%, 7/15/2033	4,222,762
1,000,000		General Motors Corp., Sr. Note, 6.375%, 5/1/2008	916,655
1,995,000		General Motors Corp., Unsecd. Note, 7.100%, 3/15/2006	1,976,055
		TOTAL	51,108,450
		Consumer Cyclical - Entertainment--0.8%
1,500,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	1,874,790
3,000,000		AOL Time Warner, Inc., Note, 6.875%, 5/1/2012	3,376,470
230,000		International Speedway Corp., 4.200%, 4/15/2009	227,787
1,170,000		International Speedway Corp., 5.400%, 4/15/2014	1,215,429
1,250,000		Time Warner, Inc., Deb., 8.110%, 8/15/2006	1,309,112
2,550,000		Walt Disney Co., Bond, Series B, 6.750%, 3/30/2006	2,607,247
200,000		Walt Disney Co., Sr. Note, 5.620%, 12/1/2008	201,528
		TOTAL	10,812,363
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Retailers--0.2%
$888,142	[1,2]	CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027	$919,427
900,000		Lowe's Cos., Inc., Sr. Note, 6.375%, 12/15/2005	912,357
1,200,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	1,097,400
		TOTAL	2,929,184
		Consumer Cyclical - Services--0.2%
2,100,000		Boston University, 7.625%, 7/15/2097	2,619,019
		Consumer Cyclical - Textile--0.0%
60,000		V.F. Corp., Note, 8.500%, 10/1/2010	69,539
		Consumer Non-Cyclical Food/Beverage--0.7%
850,000		Diageo Finance BV, Unsecd. Note, 3.000%, 12/15/2006	838,414
100,000		General Foods Co., Deb., 7.00%, 6/15/2011	100,270
1,200,000		General Mills, Inc., Unsecd. Note, 2.625%, 10/24/2006	1,179,300
3,500,000		Kellogg Co., 7.450%, 4/1/2031	4,559,450
2,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	2,108,760
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	204,922
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	273,638
		TOTAL	9,264,754
		Consumer Non-Cyclical Healthcare--0.3%
1,000,000		Baxter International, Inc., Note, 7.125%, 2/1/2007	1,047,100
800,000		Boston Scientific Corp., 5.450%, 6/15/2014	843,672
1,500,000		UnitedHealth Group, Inc., 7.500%, 11/15/2005	1,525,125
		TOTAL	3,415,897
		Consumer Non-Cyclical Pharmaceuticals--0.4%
400,000		Lilly (Eli) & Co., Unsecd. Note, 6.570%, 1/1/2016	462,688
50,000		Merck & Co., Inc., Note, 5.250%, 7/1/2006	50,819
100,000		Merck & Co., Inc., Sr. Deb., 6.400%, 3/1/2028	114,498
215,000,000		Pfizer, Inc., Bond, Series INTL, 0.800%, 3/18/2008	2,006,510
670,000		Pharmacia Corp., Sr. Deb., 6.500%, 12/1/2018	779,558
1,400,000		Wyeth, Unsecd. Note, 5.500%, 2/1/2014	1,466,388
		TOTAL	4,880,461
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Tobacco--0.3%
$885,000		Altria Group, Inc., 5.625%, 11/4/2008	$915,780
2,500,000		Altria Group, Inc., Sr. Note, 7.200%, 2/1/2007	2,613,350
900,000		Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006	912,690
		TOTAL	4,441,820
		Energy - Independent--0.4%
750,000		Anadarko Petroleum Corp., Unsecd. Note, 7.000%, 10/15/2006	780,607
1,940,000		Canadian Natural Resources Ltd., 4.900%, 12/1/2014	1,934,025
100,000		Enron Oil & Gas Co., Note, 6.000%, 12/15/2008	105,967
1,000,000		Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006	1,030,680
150,000		Questar Corp., Sr. Note, Series MTNA, 6.000%, 10/6/2008	158,037
1,911,300	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	1,856,102
		TOTAL	5,865,418
		Energy - Integrated--1.6%
100,000		BP PLC, Deb., 8.750%, 3/1/2032	152,355
50,000		ChevronTexaco Corp., 5.70%, 12/1/2008	50,581
4,150,000		Conoco, Inc., 7.250%, 10/15/2031	5,315,735
5,670,000		Husky Oil Ltd., Company Guarantee, 8.900%, 8/15/2028	6,272,602
4,118,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	4,946,995
3,100,000		Petro-Canada, Bond, 5.350%, 7/15/2033	3,046,246
1,350,000		Petro-Canada, Note, 5.000%, 11/15/2014	1,371,168
1,200,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	1,249,716
		TOTAL	22,405,398
		Energy - Refining--0.4%
2,725,000		Valero Energy Corp., 7.500%, 4/15/2032	3,264,716
1,830,000		Valero Energy Corp., Note, 4.750%, 4/1/2014	1,767,756
		TOTAL	5,032,472
		Financial Institution - Banking--5.1%
1,000,000		ABN AMRO Bank NV, Chicago, Sub., 7.550%, 6/28/2006	1,037,830
3,100,000		Astoria Financial Corp., Note, 5.750%, 10/15/2012	3,271,352
50,000		BankBoston N.A., Sub. Note, 6.500%, 12/19/2007	52,709
366,000		Chase Manhattan Corp., 7.250%, 6/1/2007	388,125
250,000		Chase Manhattan Corp., Sub. Deb., 7.875%, 7/15/2006	260,957
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$775,000		Citicorp, Sub. Note, 7.000%, 7/1/2007	$820,640
1,500,000		Citicorp, Sub. Note, 7.125%, 9/1/2005	1,513,740
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	105,983
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,615,449
2,000,000		Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014	2,064,900
150,000		Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	163,660
1,000,000		Credit Suisse First Boston USA, Inc., Unsecd. Note, 5.500%, 8/15/2013	1,055,110
400,000		Donaldson, Lufkin and Jenrette, Inc., Note, 6.875%, 11/1/2005	405,176
100,000		Donaldson, Lufkin and Jenrette, Inc., Note, Series MTN, 6.900%, 10/1/2007	106,244
100,000		Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.500%, 6/1/2008	106,722
4,460,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	4,504,533
2,800,000		HSBC Finance Corp., 4.750%, 4/15/2010	2,834,244
4,000,000		Household Finance Corp., 7.000%, 5/15/2012	4,548,880
500,000		Household Finance Corp., Note, 7.250%, 5/15/2006	515,455
100,000		Household Finance Corp., Sr. Note, Series NOT1, 5.750%, 5/15/2007	103,311
100,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.500%, 1/15/2007	102,428
75,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.600%, 7/15/2005	75,184
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.750%, 9/15/2007	51,854
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.400%, 9/15/2009	54,065
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.700%, 9/15/2009	163,938
300,000		Household Finance Corp., Sr. Unsecd. Note, 7.200%, 7/15/2006	311,025
500,000		Household Finance Corp., Unsecd. Note, 5.750%, 1/30/2007	513,505
1,000,000		Hudson United Bancorp, 7.000%, 5/15/2012	1,121,083
2,500,000		J.P. Morgan Chase & Co., 5.750%, 1/2/2013	2,689,950
500,000		J.P. Morgan Chase & Co., Note, 7.600%, 5/1/2007	532,775
25,000		J.P. Morgan Chase & Co., Sub. Note, 6.125%, 10/15/2008	26,669
100,000		JPM Capital Trust I, Company Guarantee, 7.540%, 1/15/2027	107,420
300,000,000		KFW International Finance, 1.750%, 3/23/2010	2,947,068
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.400%, 3/15/2010	2,710,665
275,000		Mellon Bank N.A., Pittsburgh, Sub. Note, 6.500%, 8/1/2005	276,284
1,000,000		Mercantile Bancorporation, Inc., Sub. Note, 7.300%, 6/15/2007	1,065,330
2,000,000		Northern Trust Corp., 4.600%, 2/1/2013	2,017,620
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$320,000,000		OEK Oest. Kontrollbank, Gilt, 1.800%, 3/22/2010	$3,150,025
3,000,000		PNC Funding Corp., Sub. Note, 7.500%, 11/1/2009	3,384,900
1,433,333	[1,2]	Regional Diversified Funding, 9.250%, 3/15/2030	1,758,370
1,700,000		Regions Financial Corp., 4.375%, 12/1/2010	1,701,649
500,000		SouthTrust Bank, Sub. Note, 7.000%, 11/15/2008	552,525
300,000		Standard Federal Bank, N.A., Sub. Note, Series MTN, 7.750%, 7/17/2006	312,231
300,000		Summit Capital Trust I, Bond, 8.400%, 3/15/2027	331,218
470,000	[1,2]	Swedbank, Sub., 7.500%, 11/29/2049	491,431
2,180,000		U.S. Bank, N.A., Sub. Note, 4.950%, 10/30/2014	2,239,034
1,530,000		US Banc Cap I, Company Guarantee, 8.270%, 12/15/2026	1,674,080
1,000,000		Wachovia Bank N.A., 4.800%, 11/1/2014	1,008,910
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,328,704
300,000		Wachovia Corp., Note, 7.550%, 8/18/2005	302,625
4,730,000		Washington Mutual Bank FA, Sub. Note, 6.875%, 6/15/2011	5,292,917
4,000,000		Washington Mutual Finance Corp., Sr. Note, 8.250%, 6/15/2005	4,006,680
2,000,000		Washington Mutual, Inc., Note, 4.000%, 1/15/2009	1,977,040
		TOTAL	70,754,222
		Financial Institution - Brokerage--1.7%
3,010,000		Amvescap PLC, Note, 4.500%, 12/15/2009	2,959,131
30,000		Associates Corp. of North America, Sr. Note, 6.250%, 11/1/2008	31,831
250,000		Bear Stearns Cos., Inc., Sr. Note, 7.000%, 3/1/2007	262,462
500,000		Citigroup Global Markets, Inc., Note, 6.875%, 6/15/2005	500,620
2,645,000	[1,2]	FMR Corp., Bond, 7.570%, 6/15/2029	3,388,562
750,000		Franklin Resources, Inc., 3.700%, 4/15/2008	739,447
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,723,250
1,500,000		Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013	1,546,830
850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	949,331
1,290,000		Lehman Brothers Holdings, Inc., 7.500%, 9/1/2006	1,345,496
100,000		Lehman Brothers Holdings, Inc., Note, 6.625%, 2/5/2006	101,931
400,000		Lehman Brothers Holdings, Inc., Note, 8.250%, 6/15/2007	432,104
1,750,000		Lehman Brothers Holdings, Inc., Note, 8.500%, 8/1/2015	2,289,578
325,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	341,747
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--continued
$2,500,000		Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	$2,676,600
200,000		Merrill Lynch & Co., Inc., Note, Series MLNP, 3.392%, 9/27/2005	200,112
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.050%, 9/29/2010	196,764
250,000		Morgan Stanley Group, Inc., 5.300%, 3/1/2013	258,435
550,000		Morgan Stanley, Unsub., 6.100%, 4/15/2006	560,874
2,250,000		Waddell & Reed Financial, Inc., 7.500%, 1/18/2006	2,299,298
		TOTAL	23,804,403
		Financial Institution - Finance Noncaptive--1.4%
1,760,000	[1,2]	Berkshire Hathaway, Inc., 4.850%, 1/15/2015	1,753,048
50,000		CIT Group, Inc., Note, 7.250%, 8/15/2005	50,370
150,000		CIT Group, Inc., Note, 7.625%, 8/16/2005	151,260
115,000		CIT Group, Inc., Sr. Note, 5.750%, 9/25/2007	118,963
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 4.650%, 2/15/2008	50,608
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.050%, 5/15/2013	50,424
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.200%, 2/15/2013	75,395
3,850,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	4,122,761
50,000		General Electric Capital Corp., 5.350%, 3/30/2006	50,675
230,000		General Electric Capital Corp., Note, Series A, 3.367%, 6/11/2008	230,173
240,000		General Electric Capital Corp., Note, Series A, 3.372%, 5/30/2008	237,360
150,000		General Electric Capital Corp., Note, Series A, 3.559%, 2/20/2009	150,347
125,000,000		General Electric Capital Corp., Sr. Unsub., 0.100%, 12/20/2005	1,151,648
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.250%, 4/15/2013	965,800
150,000		International Lease Finance Corp., Note, Series M, 5.800%, 8/15/2007	154,005
6,000,000		MBNA America Bank, N.A., Sr. Note, Series BKNT, 6.500%, 6/20/2006	6,144,660
3,340,000		SLM Corp., Floating Rate Note, 3.957%, 12/15/2014	3,281,550
743,000		Susa Partnership LP, Deb., 7.500%, 12/1/2027	948,618
		TOTAL	19,687,665
		Financial Institution - Insurance - Life--0.8%
3,600,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	4,894,020
75,000		CIGNA Corp., Note, 7.400%, 5/15/2007	79,196
850,000		Delphi Financial Group, Inc., 9.310%, 3/25/2027	932,875
100,000		John Hancock Life Insurance Co., Sr. Unsub., Series SIGN, 3.000%, 10/15/2011	99,799
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Life--continued
$360,000	[1,2]	Life Re Capital Trust I, Company Guarantee, 8.720%, 6/15/2027	$414,864
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.600%, 9/15/2033	3,511,590
1,000,000	[1,2]	Reinsurance Group of America, Sr. Note, 7.250%, 4/1/2006	1,025,120
		TOTAL	10,957,464
		Financial Institution - Insurance - P&C--0.5%
6,000,000	[1,2]	MBIA Global Funding LLC, 2.875%, 11/30/2006	5,884,380
1,000,000	[1,2]	Oil Insurance Ltd., Sub. Deb., 5.150%, 8/15/2033	1,016,820
250,000		USF&G Corp., Company Guarantee, 8.470%, 1/10/2027	275,654
		TOTAL	7,176,854
		Foreign-Local-Government--0.4%
900,000		Ontario, Province of, 4.375%, 2/15/2013	913,617
290,000,000		Ontario, Province of, Note, Series EMTN, 1.875%, 1/25/2010	2,855,913
1,000,000		Quebec, Province of, 5.500%, 4/11/2006	1,015,970
		TOTAL	4,785,500
		Municipal Services--0.1%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	835,956
		Sovereign--0.7%
400,000,000		Inter-American Development Bank, 1.900%, 7/8/2009	3,938,084
3,880,000		KFW-Kredit Wiederaufbau, 2.700%, 3/1/2007	3,801,042
1,500,000		United Mexican States, 6.625%, 3/3/2015	1,644,750
		TOTAL	9,383,876
		State/Provincial--0.1%
1,400,000		New South Wales, State of, Local Govt. Guarantee, 6.500%, 5/1/2006	1,068,816
		Technology--1.2%
4,000,000		Dell Computer Corp., Deb., 7.100%, 4/15/2028	5,011,280
3,000,000		Deluxe Corp., 3.500%, 10/1/2007	2,927,850
400,000		First Data Corp., MTN, Series MTND, 6.375%, 12/15/2007	422,536
500,000		Hewlett-Packard Co., Note, 5.750%, 12/15/2006	513,080
2,500,000		Hewlett-Packard Co., Note, 6.500%, 7/1/2012	2,771,075
500,000		IBM Corp., 4.875%, 10/1/2006	506,755
1,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,541,207
100,000		Texas Instruments, Inc., Note, 8.750%, 4/1/2007	107,770
2,750,000		Unisys Corp., 8.125%, 6/1/2006	2,832,500
		TOTAL	16,634,053
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Airlines--0.3%
$1,170,392		Northwest Airlines Corp., 7.935%, 4/1/2019	$1,281,579
647,444		Northwest Airlines Corp., Equipment Trust, 8.072%, 10/1/2019	705,747
1,800,000		Southwest Airlines Co., 6.500%, 3/1/2012	1,955,538
		TOTAL	3,942,864
		Transportation - Railroads--0.6%
1,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,748,667
2,030,000		Burlington Northern, Inc., Mtg. Bond, 9.250%, 10/1/2006	2,165,178
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,327,689
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,562,652
		TOTAL	7,804,186
		Transportation - Services--0.1%
650,000		Hertz Corp., 8.250%, 6/1/2005	650,397
550,000		Hertz Corp., Note, 7.625%, 8/15/2007	575,591
500,000		Hertz Corp., Sr. Note, 6.375%, 10/15/2005	502,308
		TOTAL	1,728,296
		Utility - Electric--2.1%
800,000		Alabama Power Co., 2.800%, 12/1/2006	786,296
2,500,000		Alabama Power Co., 5.700%, 2/15/2033	2,731,175
1,000,000		Alabama Power Co., Sr. Note, Series L, 7.125%, 10/1/2007	1,068,740
1,256,000		American Electric Power Co., Inc., Note, 6.125%, 5/15/2006	1,282,514
250,000		Enersis S.A., Note, 7.400%, 12/1/2016	264,366
1,000,000		FirstEnergy Corp., 5.500%, 11/15/2006	1,018,459
2,450,000		FirstEnergy Corp., 7.375%, 11/15/2031	2,979,247
100,000		Kansas Gas and Electric Co., 1st Mtg. Bond, Series AMBC, 6.500%, 8/1/2005	100,260
1,730,000		MidAmerican Energy Co., 4.650%, 10/1/2014	1,723,305
600,000		MidAmerican Energy Co., Note, Series MTN, 6.375%, 6/15/2006	614,838
2,050,000		Oncor, Inc., Deb., 7.000%, 9/1/2022	2,359,081
3,000,000		PSEG Power LLC, Company Guarantee, 7.750%, 4/15/2011	3,464,820
710,000		Pacific Gas & Electric Co., 6.050%, 3/1/2034	785,381
3,050,000		Pacific Gas & Electric Co., Unsecd. Note, 4.200%, 3/1/2011	3,021,361
300,000		Potomac Electric Power Co., 1st Mtg. Bond, 6.250%, 10/15/2007	314,055
1,000,000		Progress Energy Carolinas, Inc., 1st Mtg. Bond, 6.800%, 8/15/2007	1,054,520
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$1,050,000		Public Service Electric & Gas Co., 1st Ref. Mtg., Series UU, 6.750%, 3/1/2006	$1,071,851
2,000,000		Public Service Electric & Gas Co., 4.000%, 11/1/2008	1,988,360
1,150,000		Scottish Power PLC, 4.910%, 3/15/2010	1,162,317
850,000		Wisconsin Power & Light Co., Note, 7.000%, 6/15/2007	896,002
		TOTAL	28,686,948
		Utility - Natural Gas Distributor--0.0%
200,000		Michigan Consolidated Gas, 1st Mtg. Bond, Series C, 7.210%, 5/1/2007	211,964
		Utility - Natural Gas Pipelines--0.1%
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	1,656,715
		TOTAL CORPORATE BONDS (IDENTIFIED COST $436,879,568)	448,283,768
		ADJUSTABLE RATE MORTGAGES--0.0%
		Federal National Mortgage Association--0.0%
88,721		FNMA ARM 681769 1/01/2033	89,116
		Government National Mortgage Association--0.0%
8,713		GNMA2 ARM 80201, 30 Year, 5/20/2028	8,818
4,728		GNMA2 ARM 8717, 10/20/2025	4,793
		TOTAL	13,611
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $105,459)	102,727
		ASSET-BACKED SECURITIES--0.1%
		Credit Card--0.1%
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.700%, 10/15/2009	1,522,785
		Home Equity Loan--0.0%
158,568	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.260%, 2/15/2029	160,153
		Rate Reduction Bond--0.0%
212,478		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Class A7, 6.420%, 9/25/2008	216,398
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,866,778)	1,899,336
		COMMON STOCKS & WARANTS--0.0%
		Warrants--0.0%
4,750		Arcadia Financial Ltd., Warrants	0
189		Lucent Technologies, Inc., Warrants	132
		TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $314)	132
Principal Amount			Value
		GOVERNMENT AGENCIES--8.1%
$715,000		Federal Farm Credit System, 9.200%, 8/22/2005	$724,309
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,487,430
1,000,000		Federal Farm Credit System, Bond, 4.750%, 12/12/2013	1,030,840
1,500,000		Federal Farm Credit System, Bond, 6.030%, 12/29/2010	1,640,310
650,000		Federal Farm Credit System, Note, Series MTN, 6.380%, 11/27/2006	675,162
1,000,000		Federal Farm Credit System, Note, Series MTN, 6.820%, 3/16/2009	1,099,260
2,000,000		Federal Home Loan Bank System, Bond, 2.500%, 4/4/2014	1,997,840
1,500,000		Federal Home Loan Bank System, Bond, 2.500%, 6/18/2007	1,456,740
1,000,000		Federal Home Loan Bank System, Bond, 3.750%, 8/15/2008	995,850
100,000		Federal Home Loan Bank System, Bond, 4.000%, 12/19/2011	96,694
200,000		Federal Home Loan Bank System, Bond, 4.220%, 7/30/2010	197,530
150,000		Federal Home Loan Bank System, Bond, 5.000%, 4/15/2014	149,069
200,000		Federal Home Loan Bank System, Bond, 5.125%, 8/13/2013	199,814
1,000,000		Federal Home Loan Bank System, Bond, 5.170%, 2/25/2014	999,870
100,000		Federal Home Loan Bank System, Bond, 6.000%, 6/30/2014	100,301
100,000		Federal Home Loan Bank System, Bond, 6.040%, 2/4/2008	105,519
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	162,151
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.500%, 11/15/2012	457,637
400,000		Federal Home Loan Bank System, Bond, Series 5V08, 3.590%, 12/30/2008	400,172
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.000%, 6/22/2009	148,748
60,000		Federal Home Loan Bank System, Bond, Series AL09, 5.520%, 1/20/2009	63,178
200,000		Federal Home Loan Bank System, Bond, Series EP10, 8.020%, 6/1/2010	200,026
1,000,000		Federal Home Loan Bank System, Bond, Series FI11, 6.250%, 3/1/2011	1,017,740
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	210,632
100,000		Federal Home Loan Bank System, Bond, Series MC08, 5.015%, 10/8/2008	103,344
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	104,934
1,500,000		Federal Home Loan Bank System, Bond, Series PR08, 3.17%, 10/2/2008	1,464,255
200,000		Federal Home Loan Bank System, Bond, Series PR18, 5.200%, 6/4/2018	197,002
350,000		Federal Home Loan Bank System, Bond, Series PS06, 4.450%, 11/27/2006	353,850
200,000		Federal Home Loan Bank System, Bond, Series WL10, 4.000%, 6/4/2010	196,040
535,000		Federal Home Loan Bank System, Series NV09, 6.500%, 11/13/2009	588,259
200,000		Federal Home Loan Mortgage Corp., Bond, 4.000%, 3/26/2015	198,326
6,000,000		Federal Home Loan Mortgage Corp., Note, 2.125%, 11/15/2005	5,964,240
200,000		Federal Home Loan Mortgage Corp., Note, 4.000%, 12/30/2013	190,070
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$200,000		Federal Home Loan Mortgage Corp., Note, 4.100%, 10/19/2009	$198,164
100,000		Federal Home Loan Mortgage Corp., Note, 4.350%, 11/21/2006	100,946
50,000		Federal Home Loan Mortgage Corp., Note, 4.750%, 12/16/2010	50,019
600,000		Federal Home Loan Mortgage Corp., Note, 5.500%, 7/15/2006	612,384
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 3.500%, 9/15/2007	993,700
100,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.000%, 10/24/2014	99,247
5,000,000		Federal National Mortgage Association, 3.250%, 1/15/2008	4,929,050
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	7,363,142
26,000,000		Federal National Mortgage Association, Note, 2.150%, 7/28/2006	25,574,640
33,250,000		Federal National Mortgage Association, Note, 2.500%, 8/11/2006	32,804,450
1,500,000		Federal National Mortgage Association, Note, 3.250%, 11/15/2007	1,480,470
1,000,000		Federal National Mortgage Association, Note, 4.250%, 7/15/2007	1,009,540
1,250,000		Federal National Mortgage Association, Note, 4.375%, 10/15/2006	1,261,463
600,000		Federal National Mortgage Association, Note, 5.000%, 1/15/2007	611,988
8,000,000		Federal National Mortgage Association, Note, 5.500%, 2/15/2006	8,106,960
1,070,000		Federal National Mortgage Association, Unsecd. Note, 4.000%, 10/28/2009	1,056,935
50,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.330%, 8/1/2013	53,251
1,000,000		Tennessee Valley Authority, Series C, 6.000%, 3/15/2013	1,116,050
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $112,802,006)	112,399,541
		GOVERNMENTS/AGENCIES--2.7%
		Sovereign--2.7%
2,800,000		Austria, Government of, Bond, 5.000%, 1/15/2008	3,680,866
800,000		Bundesrepublic Deutschland, Bond, 3.750%, 7/4/2013	1,031,088
1,700,000		Bundesschatzanweisungen, Note, 2.500%, 3/23/2007	2,105,532
1,100,000		Canada, Government of, 5.000%, 6/1/2014	947,339
2,250,000		Canada, Government of, 5.250%, 6/1/2012	1,955,647
2,800,000		Germany, Government of, 4.750%, 7/4/2028	3,947,733
1,800,000		Germany, Government of, Bond, 4.500%, 8/18/2006	2,277,818
270,000,000		Italy, Government of, 0.650%, 3/20/2009	2,530,589
3,450,000		Italy, Government of, 4.500%, 5/1/2009	4,548,518
398,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	3,914,360
4,500,000		Italy, Government of, Bond, 5.500%, 11/1/2010	6,279,672
Principal Amount			Value
		GOVERNMENTS/AGENCIES--continued
		Sovereign--continued
$3,150,000		Sweden, Government of, Deb., 6.500%, 5/5/2008	$472,410
700,000		United Kingdom, Government of, Bond, 5.000%, 3/7/2008	1,297,665
1,425,000		United Kingdom, Government of, Treasury Bill, 5.000%, 3/7/2012	2,698,123
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $33,479,255)	37,687,360
		U.S. TREASURY--12.8%
		U.S. Treasury Bonds--4.7%
36,900,000	[3]	United States Treasury Bond, 12.750%, 11/15/2010	38,474,154
1,300,000		United States Treasury Bond, 6.250%, 8/15/2023	1,602,458
1,343,000		United States Treasury Bond, 6.000%, 2/15/2026	1,632,376
300,000		United States Treasury Bond, 6.750%, 8/15/2026	396,282
2,200,000	[3]	United States Treasury Bond, 6.500%, 11/15/2026	2,836,614
4,935,000		United States Treasury Bond, 6.125%, 11/15/2027	6,137,117
2,215,000		United States Treasury Bond, 5.250%, 11/15/2028	2,487,379
6,000,000	[3]	United States Treasury Bond, 6.250%, 5/15/2030	7,677,180
3,465,000	[3]	United States Treasury Bond, 5.375%, 2/15/2031	4,013,440
		TOTAL	65,257,000
		U.S. Treasury Notes--8.1%
56,676,480		United States Treasury Inflation Protected Note, Series A-2015, 1.625%, 1/15/2015	56,747,326
1,000,000		United States Treasury Note, 6.500%, 8/15/2005	1,007,230
4,000,000	[3]	United States Treasury Note, 5.875%, 11/15/2005	4,048,280
41,000,000	[3]	United States Treasury Note, 3.500%, 2/15/2010	40,564,170
5,000,000	[3]	United States Treasury Note, 4.250%, 8/15/2014	5,094,550
5,250,000	[3]	United States Treasury Note, 4.000%, 2/15/2015	5,238,503
		TOTAL	112,700,059
		TOTAL U.S. TREASURY (IDENTIFIED COST $176,430,173)	177,957,059
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal National Mortgage Association--0.0%
$56,419		Federal National Mortgage Association, Pool 390900, 7.500%, 6/1/2012	$59,500
		Government National Mortgage Association--0.1%
91,384		Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	98,913
5,799		Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	6,277
		Government National Mortgage Association--continued
21,406		Government National Mortgage Association, Pool 433329, 7.500%, 12/15/2026	23,143
2,647		Government National Mortgage Association, Pool 433505, 7.500%, 4/15/2027	2,862
8,314		Government National Mortgage Association, Pool 444274, 7.500%, 1/15/2027	8,989
1,377		Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	1,504
505,115		Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	531,969
17,219		Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	18,359
29,388		Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	30,951
5,598		Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	5,889
645,044		Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	635,721
232,024		Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	247,967
		TOTAL	1,612,544
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,588,942)	1,672,044
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.7%
		Federal Home Loan Mortgage Corp.--0.0%
$400,084		Federal Home Loan Mortgage Corp. REMIC 1602 PH, 6.00%, 4/15/2023	$406,949
		Federal National Mortgage Association--0.0%
56,765		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	62,650
20,773		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	23,226
		TOTAL	85,876
		Non-Agency Mortgage--0.0%
19,970	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.3605%, 1/28/2027	15,745
		Structured Product (ABS)--0.7%
9,204,240		Morgan Stanley Capital, Inc. 2004-T13, Class A1, 2.85%, 9/13/2045	8,957,304
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $9,731,983)	9,465,874
		PREFERRED STOCK--0.1%
		Financial Institution - Banking--0.1%
21,000		Citigroup, Inc., Cumulative Pfd., Series F, 6.365%, $3.18, Annual Dividend (IDENTIFIED COST $1,003,086)	1,107,750
		MUNICIPAL BOND--0.1%
		Consumer Cyclical - Services--0.1%
725,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007 (IDENTIFIED COST $752,705)	780,122
		MUTUAL FUNDS--38.7% [4]
1,972,002		Emerging Markets Fixed Income Core Fund	33,360,928
40,352,170		Federated Mortgage Core Portfolio	409,171,005
13,959,950		High Yield Bond Portfolio	94,090,066
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $528,182,414)	536,621,999
Principal Amount			Value
		REPURCHASE AGREEMENTS--11.6%
$51,294,000		Interest in $3,070,000,000 joint repurchased agreement with Barclays Capital, Inc., 3.08%, dated 5/31/2005 to be repurchased at $51,298,388 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/5/2008, collateral market value $3,131,400,678	$51,294,000
50,000,000		Interest in $1,290,000,000 joint repurchased agreement with BNP Paribas Securities Corp., 3.080%, dated 5/31/2005 to be repurchased at $50,004,278 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2035, collateral market value $1,321,559,572 (held as collateral for securities lending)	50,000,000
58,532,000		Interest in $1,000,000,000 joint repurchased agreement with Goldman Sachs and Co., 3.080%, dated 5/31/2005 to be repurchased at $58,537,008 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2035, collateral market value $1,029,693,799 (held as collateral for securities lending)	58,532,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	159,826,000
		TOTAL INVESTMENTS--107.4% (IDENTIFIED COST $1,462,648,683) [5]	1,487,803,712
		OTHER ASSETS AND LIABILITIES - NET--(7.4)%	(102,265,128)
		TOTAL NET ASSETS--100%	$1,385,538,584

1 Denotes a restricted security, including securities purchased under the Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2005, these securities amounted to $36,011,964 which represents 2.6% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At May 31, 2005, these securities amounted to $35,996,219 which represents 2.6% of total net assets.

3 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

4 Affiliated company.

5 The cost of investments for federal tax purposes amounts to $1,462,886,007.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
MTN	--Medium Term Note
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005 (unaudited)

Assets:
Investments in repurchase agreements	$159,826,000
Investments in securities including $536,621,999 of investments in affiliated issuers (Note 5) and $105,281,907 of securities loaned	1,327,977,712
Total investments in securities, at value (identified cost $1,462,648,683)		$1,487,803,712
Cash		5,522
Cash denominated in foreign currency (identified cost $796,303)		774,423
Income receivable		9,921,897
Receivable for shares sold		1,458,447
TOTAL ASSETS		1,499,964,001
Liabilities:
Payable for shares redeemed	2,655,324
Income distribution payable	2,680,272
Payable for collateral due to broker	108,532,000
Payable for distribution services fee (Note 5)	121,362
Payable for shareholder services fee (Note 5)	166,605
Accrued expenses	269,854
TOTAL LIABILITIES		114,425,417
Net assets for 128,612,111 shares outstanding		$1,385,538,584
Net Assets Consist of:
Paid-in capital		$1,358,948,778
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		25,114,713
Accumulated net realized loss on investments and foreign currency transactions		(809,044)
Undistributed net investment income		2,284,137
TOTAL NET ASSETS		$1,385,538,584

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds per Share
Institutional Shares:
Net asset value per share ($552,949,225 ÷ 51,327,416 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.77
Offering price per share	$10.77
Redemption proceeds per share	$10.77
Institutional Service Shares:
Net asset value per share $617,787,850 ÷ 57,346,297 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.77
Offering price per share	$10.77
Redemption proceeds per share	$10.77
Class A Shares:
Net asset value per share ($83,625,117 ÷ 7,762,006 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.77
Offering price per share (100/95.50 of $10.77) [1]	$11.28
Redemption proceeds per share	$10.77
Class B Shares:
Net asset value per share ($54,599,915 ÷ 5,068,293 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.77
Offering price per share	$10.77
Redemption proceeds per share (94.50/100 of $10.77) [1]	$10.18
Class C Shares:
Net asset value per share ($48,210,905 ÷ 4,475,210 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.77
Offering price per share (100/99.00 of $10.77) [1]	$10.88
Redemption proceeds per share (99.00/100 of $10.77) [1]	$10.66
Class K Shares:
Net asset value per share ($28,365,572 ÷ 2,632,889 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.77
Offering price per share	$10.77
Redemption proceeds per share	$10.77

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2005 (unaudited)

Investment Income:
Dividends (including income received from affiliated issuers of $14,597,777) (Note 5)		$14,631,194
Investment income allocated from affiliated partnership (Note 5)		1,590,597
Interest (including income on securities loaned $117,063)		19,409,467
TOTAL INCOME		35,631,258
Expenses:
Investment adviser fee (Note 5)	$2,785,021
Administrative personnel and services fee (Note 5)	559,558
Custodian fees	39,240
Transfer and dividend disbursing agent fees and expenses - Institutional Shares	143,508
Transfer and dividend disbursing agent fees and expenses - Institutional Service Shares	214,991
Transfer and dividend disbursing agent fees and expenses - Class A Shares	38,664
Transfer and dividend disbursing agent fees and expenses - Class B Shares	30,024
Transfer and dividend disbursing agent fees and expenses - Class C Shares	20,267
Transfer and dividend disbursing agent fees and expenses - Class K Shares	43,022
Directors'/Trustees' fees	6,806
Auditing fees	13,921
Legal fees	5,052
Portfolio accounting fees	109,634
Distribution services fee--Institutional Service Shares (Note 5)	780,705
Distribution services fee--Class A Shares (Note 5)	97,312
Distribution services fee--Class B Shares (Note 5)	213,954
Distribution services fee--Class C Shares (Note 5)	193,158
Distribution services fee--Class K Shares (Note 5)	72,611
Shareholder services fee--Institutional Shares (Note 5)	690,611
Shareholder services fee--Institutional Service Shares (Note 5)	764,963
Shareholder services fee--Class A Shares (Note 5)	94,878
Shareholder services fee--Class B Shares (Note 5)	71,318
Shareholder services fee--Class C Shares (Note 5)	63,853

Statement of Operations - continued

Expenses--continued:
Share registration costs		$55,327
Printing and postage		51,604
Insurance premiums		10,040
Taxes		49,881
Miscellaneous		3,934
Expenses Before Allocation		7,223,857
Expenses allocated from partnership (Note 5)		11,266
TOTAL EXPENSES		7,235,123
Waivers/Reimbursement (Note 5):
Waiver of investment adviser fee	$(1,528,267)
Waiver of administrative personnel and services fee	(29,012)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(16,218)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(70,217)
Waiver of distribution services fee--Institutional Service Shares	(624,564)
Waiver of shareholder services fee--Institutional Shares	(690,611)
TOTAL WAIVERS AND REIMBURSEMENT		(2,958,889)
Net expenses			$4,276,234
Net investment income			31,355,024
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $1,268,172 on sales of investments in affiliated issuers (Note 5))			4,122,223
Net realized gain allocated from partnership			885,171
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(7,094,647)
Net realized and unrealized loss on investments and foreign currency transactions			(2,087,253)
Change in net assets resulting from operations			$29,267,771

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2005	Year Ended 11/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$31,355,024	$57,118,894
Net realized gain on investments including allocation from partnership and foreign currency transactions	5,007,394	6,056,908
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(7,094,647)	(2,064,689)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,267,771	61,111,113
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(13,555,616)	(25,574,037)
Institutional Service Shares	(14,409,019)	(23,546,457)
Class A Shares	(1,688,860)	(2,927,566)
Class B Shares	(1,101,469)	(2,490,457)
Class C Shares	(1,002,486)	(2,200,422)
Class K Shares	(603,490)	(999,361)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,360,940)	(57,738,300)
Share Transactions:
Proceeds from sale of shares	276,759,886	520,502,434
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	--	79,497,244
Proceeds from shares issued in connection with the tax-free transfer of assets from BankNorth Intermediate Bond Fund	--	89,783,777
Proceeds from shares issued in connection with the taxable transfer of assets from UB Fixed Income Common Trust Fund	--	10,309,028
Net asset value of shares issued to shareholders in payment of distributions declared	14,962,828	26,973,070
Cost of shares redeemed	(275,226,430)	(523,189,369)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,496,284	203,876,184
Change in net assets	13,403,115	207,248,997
Net Assets:
Beginning of period	1,372,135,469	1,164,886,472
End of period (including undistributed net investment income of $2,284,137 and $3,290,053, respectively)	$1,385,538,584	$1,372,135,469

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares, and Class K Shares. The financial highlights of Class A Shares, Class B Shares, Class C Shares, and Class K Shares are presented separately. The investment objective of the Fund is to provide total return.

On December 12, 2003, the Fund received a tax-free transfer of assets from the Federated Managed Income Portfolio, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Federated Managed Income Portfolio Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Asset Received	[1]
Institutional Service Shares	4,805,900	$51,951,780	$2,097,055
Class C Shares	2,638,830	$28,525,756	$ 298,971

1 Unrealized appreciation is included in the Tax-Free Transfer of Federated Managed Income Portfolio Net Assets Received amount shown above.

Net Assets of Fund Prior to Combination	Net Assets of Federated Managed Income Portfolio Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,167,525,735	$80,477,536	$1,248,003,271

On August 27, 2004, the Fund received a tax-free transfer of assets from the BankNorth Intermediate Bond Fund, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of BankNorth Intermediate Bond Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received	[1]
Institutional Service Shares	8,336,469	$89,783,777	$1,699,081
Net Assets of Fund Prior to Combination	Net Assets of BankNorth Intermediate Bond Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,225,288,563	$89,783,777	$1,315,072,340

1 Unrealized appreciation is included in the Tax-Free Transfer of BankNorth Intermediate Bond Fund Net Assets Received amount shown above.

On October 25, 2004, the Fund received a taxable transfer of assets from the UB Fixed Income Common Trust Fund, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of UB Fixed Income Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received	[1]
Institutional Service Shares	948,393	$10,309,028	$222,256

1 Unrealized appreciation is included in the Tax-Free Transfer of UB Fixed Income Common Trust Fund Net Assets Received amount shown above.

Net Assets of Fund Prior to Combination	Net Assets of UB Fixed Income Common Trust Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,351,842,168	$10,309,028	$1,362,151,196

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the fund by calling 1-800-341-7400.

The Fund may also invest in Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the Portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and service fees. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2005, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at May 31, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.37%, 1/28/2027	2/4/1998	$18,066

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$105,281,907	$108,532,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	11,744,874	$126,577,587	22,327,061	$240,488,052
Shares issued to shareholders in payment of distributions declared	314,444	3,388,576	589,235	6,353,940
Shares redeemed	(10,040,349)	(107,939,566)	(20,977,196)	(225,869,104)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,018,969	$22,026,597	1,939,100	$20,972,888

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,216,540	$110,116,787	18,348,308	$170,716,700
Shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	--	--	4,805,900	51,951,780
Shares issued in connection with the tax-free transfer of assets from BankNorth Intermediate Bond Fund	--	--	8,336,469	89,783,777
Shares issued in connection with the tax-free transfer of assets from UB Fixed Income Fund	--	--	948,393	10,309,028
Shares issued to shareholders in payment of distributions declared	759,064	8,180,530	1,298,051	13,997,065
Shares redeemed	(11,508,630)	(123,868,318)	(17,018,746)	(183,439,464)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICES SHARE TRANSACTIONS	(533,026)	$(5,571,001)	16,718,375	$153,318,886

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,503,665	$26,959,635	3,338,907	$35,886,272
Shares issued to shareholders in payment of distributions declared	124,277	1,339,142	218,532	2,356,906
Shares redeemed	(1,516,961)	(16,329,317)	(5,715,399)	(61,886,574)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,110,981	$11,969,460	(2,157,960)	$(23,643,396)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	230,914	$2,489,378	695,424	$7,412,473
Shares issued to shareholders in payment of distributions declared	74,430	802,349	168,424	1,816,390
Shares redeemed	(775,928)	(8,357,397)	(1,988,786)	(21,446,125)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(470,584)	$(5,065,670)	(1,124,938)	$(12,217,262)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	399,793	$4,310,871	1,287,267	$42,324,348
Shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	--	--	2,638,830	28,525,756
Shares issued to shareholders in payment of distributions declared	60,209	649,061	134,664	1,451,961
Shares redeemed	(1,029,339)	(11,086,510)	(2,058,890)	(22,192,293)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(569,337)	$(6,126,578)	2,001,871	$50,109,772

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	585,279	$6,305,628	2,099,848	$22,694,297
Shares issued to shareholders in payment of distributions declared	55,964	603,170	92,518	996,808
Shares redeemed	(710,858)	(7,645,322)	(777,789)	(8,355,809)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(69,615)	$(736,524)	1,414,577	$15,335,296
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,487,388	$16,496,284	18,791,025	$203,876,184

4. FEDERAL TAX INFORMATION

At May 31, 2005, the cost of investments for federal tax purposes was $1,462,886,007. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $24,917,705. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,098,447 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,180,742.

At November 30, 2004, the Fund had a capital loss carryforward of $3,891,064 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follow:

2009	$355,569
2010	$3,535,495

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below.

Emerging Markets Fixed Income Core Fund	$1,590,597
Federated Mortgage Core Portfolio	$10,300,161
High-Yield Bond Portfolio	$4,297,467
Prime Value Obligations Fund	$149

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares, and Class K Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSC retained $210,102 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2005, FSC retained $7,173 in sales charges from the sale of Class A Shares. FSC also retained $280 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSSC retained $85,541 of fees paid by the Fund.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2005 were as follows:

Purchases	$152,929,547
Sales	$133,060,296

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTANT

On May 20, 2005, the Fund's Board of Directors (the "Directors"), upon the recommendation of the Audit Committee, appointed Ernst & Young LLP as the Fund's independent registered public accountant. The previous reports issued by Deloitte & Touche LLP (D&T) on the Fund's financial statements for the fiscal years ended November 30, 2003 and November 30, 2004, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope, or accounting principals. During the Fund's fiscal years ended November 30, 2003 and November 30, 2004: (i) there were no disagreements with D&T on any matter of accounting principals or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed Ernst & Young LLP (E&Y) as the independent registered public accountant to audit the Fund's financial statements for the fiscal year ending November 30, 2005. During the Fund's fiscal years ended November 30, 2003 and November 30, 2004 and the interim period commencing December 1, 2004 and ending May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principals to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as, the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q101
Cusip 31428Q507

28556 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Total Return Series, Inc.

           By /S/Richard J. Thomas
              Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/J. Christopher Donahue
                   J. Christopher Donahue, Principal Executive Officer

Date              July 15, 2005

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005